--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                          U.S. 6-10 Value Portfolio II

                               Semi-Annual Report

                         Six Months Ended May 31, 1998
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 VALUE SERIES
    Schedule of Investments.............................................    7-23
    Statement of Assets and Liabilities.................................      24
    Statement of Operations.............................................      25
    Statements of Changes in Net Assets.................................      26
    Financial Highlights................................................      27
    Notes to Financial Statements.......................................   28-29

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Value Series of The DFA Investment Trust Company (6,032,449
  Shares, Cost $99,353)++ at Value.......................................................  $   125,173
Receivable for Fund Shares Sold..........................................................          278
Prepaid Expenses and Other Assets........................................................           35
                                                                                           -----------
    Total Assets.........................................................................      125,486
                                                                                           -----------

LIABILITIES:
Payable for Investment Securities Purchased..............................................          278
Accrued Expenses.........................................................................           23
                                                                                           -----------
    Total Liabilities....................................................................          301
                                                                                           -----------

NET ASSETS...............................................................................  $   125,185
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    6,259,289
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     20.00
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    92,992
Accumulated Net Investment Loss..........................................................          (91)
Undistributed Net Realized Gain..........................................................        6,464
Unrealized Appreciation of Investment Securities.........................................       25,820
                                                                                           -----------
    Total Net Assets.....................................................................  $   125,185
                                                                                           -----------
                                                                                           -----------

--------------

++ The cost for Federal income tax purposes is $101,596.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company.....................  $     292
                                                                                              ---------

EXPENSES
    Administrative Services.................................................................          6
    Accounting & Transfer Agent Fees........................................................          9
    Shareholder Services....................................................................         63
    Legal Fees..............................................................................          3
    Audit Fees..............................................................................          4
    Filing Fees.............................................................................         14
    Shareholders' Reports...................................................................          8
    Organization Costs......................................................................          4
    Other...................................................................................          1
                                                                                              ---------
        Total Expenses......................................................................        112
                                                                                              ---------
    NET INVESTMENT INCOME...................................................................        180
                                                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received from the DFA Investment Trust Company...................     11,328

Net Realized Loss on Investment Securities..................................................     (1,568)

Change in Unrealized Appreciation (Depreciation) of Investment Securities...................        440
                                                                                              ---------

    NET GAIN ON INVESTMENT SECURITIES.......................................................     10,200
                                                                                              ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................  $  10,380
                                                                                              ---------
                                                                                              ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                           SIX MONTHS     YEAR
                                                                              ENDED       ENDED
                                                                             MAY 31,    NOV. 30,
                                                                              1998        1997
                                                                           -----------  ---------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................   $     180   $     499

    Capital Gain Distributions Received from
      The DFA Investment Trust Company...................................      11,328       2,017
    Net Realized Loss on Investment Securities...........................      (1,568)       (602)
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities.........................................................         440      19,121
                                                                           -----------  ---------
        Net Increase in Net Assets Resulting from Operations.............      10,380      21,035
                                                                           -----------  ---------
Distributions From:
    Net Investment Income................................................        (723)       (225)
    Net Realized Gains...................................................      (4,177)       (759)
                                                                           -----------  ---------
        Total Distributions..............................................      (4,900)       (984)
                                                                           -----------  ---------
Capital Share Transactions (1):
    Shares Issued........................................................      17,012      82,657
    Shares Issued in Lieu of Cash Distributions..........................       4,900         984
    Shares Redeemed......................................................     (27,268)    (19,268)
                                                                           -----------  ---------
        Net Increase (Decrease) From Capital Share Transactions..........      (5,356)     64,373
                                                                           -----------  ---------
        Total Increase...................................................         124      84,424
NET ASSETS
    Beginning of Period..................................................     125,061      40,637
                                                                           -----------  ---------
    End of Period........................................................   $ 125,185   $ 125,061
                                                                           -----------  ---------
                                                                           -----------  ---------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued........................................................         867       4,736
    Shares Issued in Lieu of Cash Distributions..........................         272          67
    Shares Redeemed......................................................      (1,395)     (1,057)
                                                                           -----------  ---------
                                                                                 (256)      3,746
                                                                           -----------  ---------
                                                                           -----------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS                                                               AUG. 3
                                        ENDED          YEAR ENDED        YEAR ENDED        YEAR ENDED            TO
                                       MAY 31,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                         1998             1997              1996              1995              1994
                                      ----------       -----------       -----------       -----------       -----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................  $   19.20         $    14.67        $    12.13        $     9.65        $    10.00
                                      ----------       -----------       -----------       -----------       -----------
Income from Investment Operations
  Net Investment Income.............       0.03               0.08              0.08              0.06              0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized).......       1.52               4.77              2.51              2.63             (0.35)
                                      ----------       -----------       -----------       -----------       -----------
  Total from Investment
    Operations......................       1.55               4.85              2.59              2.69             (0.24)
                                      ----------       -----------       -----------       -----------       -----------
Less Distributions
  Net Investment Income.............      (0.11)             (0.07)            (0.01)            (0.06)            (0.11)
  Net Realized Gains................      (0.64)             (0.25)            (0.04)            (0.15)               --
                                      ----------       -----------       -----------       -----------       -----------
  Total Distributions...............      (0.75)             (0.32)            (0.05)            (0.21)            (0.11)
                                      ----------       -----------       -----------       -----------       -----------
Net Asset Value, End of Period......  $   20.00         $    19.20        $    14.67        $    12.13        $     9.65
                                      ----------       -----------       -----------       -----------       -----------
                                      ----------       -----------       -----------       -----------       -----------
Total Return........................       8.56%#            33.75%            21.39%            27.90%            (2.39)%#

Net Assets, End of Period
  (thousands).......................  $ 125,185         $  125,061        $   40,637        $   14,290        $    6,055
Ratio of Expenses to Average Net
  Assets (1)........................       0.33%*             0.48%(a)          0.85%(a)          0.96%(a)          0.96%*(a)
Ratio of Net Investment Income to
  Average Net Assets................       0.28%*             0.62%(a)          0.77%(a)          0.68%(a)          4.78*(a)
Portfolio Turnover Rate.............        N/A                N/A               N/A               N/A               N/A
Average Commission Rate.............        N/A                N/A               N/A               N/A               N/A
Portfolio Turnover Rate of Master
  Fund Series.......................      25.99%*            25.47%            14.91%            20.62%             8.22%(b)
Average Commission Rate of Master
  Fund Series.......................  $  0.0522         $   0.0645        $   0.0658               N/A               N/A

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997, 1996, 1995 and 1994 would have been 0.47%, 0.88%, 1.50% and 2.33%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1997, 1996, 1995 and 1994 would have been 0.63%, 0.74%, 0.14% and 3.41%, respectively.

(b) Master Fund Series turnover calculated for the year ended November 30, 1994.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which U.S. 6-10 Value Portfolio II (the "Portfolio") is presented in this report.

    Effective August 1, 1997, U.S. Small Cap Value Portfolio II changed its name to U.S. 6-10 Value Portfolio II.

    The Portfolio invests all of its assets in The U.S. 6-10 Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1998, the Portfolio owned 5% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1998, the Portfolio's Administrative fees were computed daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 1998, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...........................  $  25,820
Gross Unrealized Depreciation...........................         --
                                                          ---------
Net.....................................................  $  25,820
                                                          ---------
                                                          ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1998.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1998
                                  (UNAUDITED)

                                                                    SHARES            VALUE+
                                                                ----------    --------------
COMMON STOCKS -- (98.7%)
  *3-D Systems Corp.........................................       129,900    $    1,510,088
  *3D0 Co...................................................       117,800           445,431
  AAR Corp..................................................        29,300           774,619
  *ABC Rail Products Corp...................................        17,200           322,500
  *ABT Building Products Corp...............................       105,800         1,527,488
  *ACT Networks, Inc........................................       103,000         1,287,500
  *ACX Technologies, Inc....................................       286,900         6,509,044
  *AEP Industries, Inc......................................        51,950         1,422,131
  *AG Associates, Inc.......................................        67,800           186,450
  *AG Services America, Inc.................................         2,900            51,838
  *#APS Holding Corp. Class A...............................       167,300           146,388
  ASB Financial Corp........................................           500             7,344
  *ATL Ultrasound, Inc......................................       100,827         4,565,573
  #Aames Financial Corp.....................................       361,000         5,211,938
  *#Aasche Transportation Services, Inc.....................        48,800           308,050
  Abington Bancorp, Inc.....................................        41,600           759,200
  Abrams Industries, Inc....................................        10,000            72,500
  *Abraxas Petroleum Corp...................................        88,200           843,413
  *Accell International Corp................................        75,700           235,380
  *Acceptance Insurance Companies, Inc......................       168,100         3,866,300
  *Acclaim Entertainment, Inc...............................        77,700           497,766
  Aceto Corp................................................        81,660         1,194,278
  *Acme Electric Corp.......................................        40,100           197,994
  *Acme Metals, Inc.........................................       210,400         1,656,900
  *Acme United Corp.........................................         8,700            41,325
  *Active Voice Corp........................................        49,900           580,088
  *Adam Software, Inc.......................................         3,000            12,000
  *#Advanced Health Corp....................................        83,500         1,043,750
  *Advanced Magnetics, Inc..................................        50,700           554,531
  *Advanced Marketing Services, Inc.........................        61,500         1,126,219
  Advest Group, Inc.........................................        80,200         2,100,238
  *Advocat, Inc.............................................        47,800           388,375
  *Aerovox, Inc.............................................        60,800           197,600
  Affiliated Community Bancorp..............................        20,500           782,844
  *Affinity Technology Group, Inc...........................        17,400            21,750
  *Air Methods Corp.........................................        91,700           372,531
  *Airtran Holdings, Inc....................................        14,600           105,166
  Alamo Group, Inc..........................................        61,000         1,010,313
  *Alaska Air Group, Inc....................................        53,500         2,477,719
  *Alba-Waldensian, Inc.....................................         4,700            45,825
  Albank Financial Corp.....................................       118,880         6,152,040
  *Aldila, Inc..............................................       178,100         1,107,559
  Alfa Corp.................................................       132,700         2,595,944
  Alico, Inc................................................        79,100         1,646,269
  *Alkermes, Inc............................................        51,800         1,136,363
  *All American Semiconductor, Inc..........................        23,600            45,356
  *Allegheny Teledyne, Inc..................................        79,588         1,850,421
  Allen Organ Co. Class B...................................         5,000           205,000
  *Allen Telecom, Inc.......................................        86,000         1,032,000
  Alliance Bancorp..........................................        88,258         2,402,272
  *Alliance Entertainment Corp..............................        67,600             2,113
  *Alliance Semiconductor Corp..............................       414,900         2,022,638
  *Allied Healthcare Products, Inc..........................       128,000           680,000

                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *Allied Holdings, Inc.....................................        94,600    $    1,702,800
  Allied Life Financial Corp................................        31,600           841,350
  *Allied Research Corp.....................................        49,500           615,656
  *Allin Communications Corp................................        90,000           410,625
  *Allou Health & Beauty Care, Inc. Class A.................        46,900           551,075
  *Allstars Systems, Inc....................................        68,500           286,844
  *Allstate Financial Corp..................................        20,900           135,197
  *Aloette Cosmetics, Inc...................................        17,300            84,878
  *#Alpha Beta Technology, Inc..............................        60,000           159,375
  *Alpha Industries, Inc....................................        34,200           568,575
  *Alpha Microsystems, Inc..................................        28,500            83,719
  *Alpha Technologies Group, Inc............................        74,400           358,050
  Alpharma, Inc. Class A....................................       131,000         2,849,250
  *Altron, Inc..............................................       128,400         1,416,413
  *Amax Gold, Inc...........................................        39,000           124,313
  Ambanc Holding Co., Inc...................................        23,200           440,075
  Amcast Industrial Corp....................................       112,800         2,432,250
  Amcore Financial, Inc.....................................        44,650         1,093,925
  *America West Holdings Corp. Class B......................       306,900         8,689,106
  American Bank of Connecticut..............................        46,600         1,304,800
  *American Banknote Corp...................................       212,500           823,438
  American Biltrite, Inc....................................        40,100         1,215,531
  American Business Products, Inc...........................       195,000         4,338,750
  *American Classic Voyages Co..............................         1,100            18,356
  *American Eagle Group, Inc................................        75,600             2,457
  *American Ecology Corp....................................        51,900            68,119
  *American Freightways Corp................................       472,000         5,457,500
  American Heritage Life Investment Corp....................       239,600         5,031,600
  *American Homepatient, Inc................................       163,700         2,731,744
  American Indemnity Financial Corp.........................        14,200           174,838
  *American Medical Electronics, Inc. (Escrow-Bonus)........        20,800                 0
  *American Medical Electronics, Inc. (Escrow-Earnings).....        20,800                 0
  *American Mobile Satellite Corp...........................       217,200         2,484,225
  *American Oncology Resources, Inc.........................       103,500         1,326,094
  *American Pacific Corp....................................        90,400           968,975
  *American Pad & Paper Co..................................       192,500         1,275,313
  *American Physicians Services Group, Inc..................        42,400           304,750
  *American Residential Services, Inc.......................        21,000           242,813
  *American Software, Inc. Class A..........................       151,900         1,172,478
  *American Technical Ceramics Corp.........................        43,200           407,700
  *#American United Global, Inc.............................        22,100            30,042
  American Vanguard Corp....................................         7,040            43,120
  *American Waste Services, Inc. Class A....................       200,900           941,719
  American Woodmark Corp....................................        35,010           967,151
  Americana Bancorp, Inc....................................        23,300           470,369
  *Amerihost Properties, Inc................................        70,000           345,625
  *Ameripath, Inc...........................................        40,000           573,750
  *Ameristar Casinos, Inc...................................        88,000           473,000

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Ameron, Inc...............................................        39,900    $    2,398,988
  Amerus Life Holdings, Inc. Class A........................       159,921         5,117,472
  *Ames Department Stores, Inc..............................       177,000         4,364,156
  *Amistar Corp.............................................        42,300           150,033
  Ampco-Pittsburgh Corp.....................................       133,100         1,963,225
  *Amrep Corp...............................................        76,592           631,884
  *Amresco, Inc.............................................        10,000           337,500
  *Amtech Corp..............................................       232,900         1,091,719
  *Amtran, Inc..............................................       118,000         2,271,500
  Amwest Insurance Group, Inc...............................        30,855           480,181
  *Anadigics, Inc...........................................        56,100           811,697
  Analogic Corp.............................................        79,500         3,604,828
  Analysis & Technology, Inc................................        28,800           563,400
  *Anaren Microwave, Inc....................................        35,800           598,531
  Anchor Bancorp Wisconsin, Inc.............................        59,350         2,500,119
  Andover Bancorp, Inc. DE..................................        71,825         2,451,028
  Angelica Corp.............................................       163,400         3,676,500
  *#Ann Taylor Stores Corp..................................       395,900         8,635,569
  *Ansaldo Signal N.V.......................................        60,100           240,400
  *Antec Corp...............................................       348,000         6,666,375
  *Apertus Technologies, Inc................................       107,400           137,606
  *Apogee, Inc..............................................       104,800           235,800
  *Applied Extrusion Technologies, Inc......................       117,700           879,072
  *#Applied Magnetics Corp..................................       205,300         1,154,813
  *Applied Microsystems Corp................................        38,900           159,247
  *Applied Signal Technologies, Inc.........................        90,500         1,074,688
  *Apria Healthcare Group, Inc..............................       134,800         1,027,850
  *#Arcadia Financial, Ltd..................................       521,200         3,909,000
  Arch Coal, Inc............................................        54,000         1,306,125
  *Arch Communications Group, Inc...........................       287,400         1,329,225
  Arctic Cat, Inc...........................................       191,700         1,737,281
  *Ardent Software, Inc.....................................         3,000            36,938
  *#Argosy Gaming Corp......................................       355,800         1,289,775
  *Arkansas Best Corp.......................................       219,000         2,121,563
  Arnold Industries, Inc....................................       198,500         3,113,969
  *Arrow Automotive Industries, Inc.........................        21,600            45,900
  Arrow Financial Corp......................................         5,495           173,093
  *Artisoft, Inc............................................       157,400           469,741
  Arvin Industries, Inc.....................................        50,600         1,875,363
  *Asahi/Amer, Inc..........................................         5,400            34,425
  *Asante Technologies, Inc.................................        94,200           235,500
  *Ascent Entertainment Group, Inc..........................       273,496         3,504,168
  *Aseco Corp...............................................        37,500           187,500
  *Ashworth, Inc............................................         7,400            93,656
  *Associated Group, Inc. Class A...........................         6,800           238,425
  *Astec Industries, Inc....................................        94,800         3,110,625
  Astoria Financial Corp....................................       156,708         8,623,837
  Astro-Med, Inc............................................        49,675           378,772
  *Astronics Corp...........................................        20,625           248,789
  *Asyst Technologies, Inc..................................        55,300           914,178
  Atalanta Sosnoff Capital Corp.............................        43,000           444,781
  *Atchison Casting Corp....................................       151,300         2,732,856
  *Athey Products Corp......................................        17,140            80,344
  *Atkinson (Guy F.) of California..........................        87,900             6,867
  *Atlantic Gulf Communities Corp...........................       124,000           375,875
  *Atlantic Tele-Network, Inc...............................        58,480           884,510
  *Atlantis Plastics, Inc...................................        60,000           480,000
  Atrion Corp...............................................        37,750           377,500
  *Au Bon Pain, Inc. Class A................................       115,500         1,068,375
  *Audiovox Corp. Class A...................................       257,000         1,317,125
  *Ault, Inc................................................        41,700           248,897
  *Aura Systems, Inc........................................        40,000           113,750
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *Auspex Systems, Inc......................................       322,800    $    1,825,838
  *Autoimmune, Inc..........................................       178,900           503,156
  *Autoinfo, Inc............................................        71,700            20,166
  *Autologic Information International, Inc.................         7,100            47,925
  *#Avatar Holdings, Inc....................................        35,300           955,306
  *#Avatex Corp.............................................       189,340           414,181
  *Avecor Cardiovascular, Inc...............................        45,100           312,881
  *Aviall, Inc..............................................       117,500         1,718,438
  *Avid Technology, Inc.....................................        78,400         3,177,650
  *Avigen, Inc..............................................       119,500           414,516
  *Avondale Financial Corp..................................        19,300           343,178
  *Avondale Industries, Inc.................................       152,000         4,289,250
  *Aydin Corp...............................................        54,300           515,850
  *Aztar Corp...............................................       559,700         3,917,900
  *BCT International, Inc...................................         7,800            23,888
  BEI Electronics, Inc......................................        86,000           384,313
  BEI Technologies, Inc.....................................        86,000         1,596,375
  *BF Enterprises, Inc......................................         2,300            19,263
  *BFX Hospitality Group, Inc...............................        89,400           206,738
  *BI, Inc..................................................       107,300         1,032,763
  *#BPI Packaging Technologies, Inc.........................        78,200            76,978
  *BRC Holdings, Inc........................................       145,400         2,708,075
  BSB Bancorp, Inc..........................................       104,700         3,291,506
  BT Financial Corp.........................................        57,824         1,588,353
  *BT Office Products International, Inc....................       339,500         4,540,813
  *BTG, Inc.................................................        33,000           316,594
  *BTU International, Inc...................................        75,800           360,050
  *#BWAY Corp...............................................        76,200         1,938,338
  *Back Bay Restaurant Group, Inc...........................        36,200           285,075
  Badger Meter, Inc.........................................        21,200           765,850
  *Badger Paper Mills, Inc..................................        10,400            87,100
  Bairnco Corp..............................................        88,200           837,900
  Baker (J.), Inc...........................................       155,818         1,899,032
  *Baker (Michael) Corp.....................................        62,500           617,188
  Baldwin & Lyons, Inc. Class B.............................         1,600            37,300
  Baldwin Piano & Organ Co..................................        27,000           426,094
  *Baldwin Technology, Inc. Class A.........................       172,600         1,057,175
  *Baltek Corp..............................................         4,500            46,969
  *Bancinsurance Corp.......................................        57,400           369,513
  Bancorp Connecticut, Inc..................................        47,400           953,925
  *Bank Plus Corp...........................................       169,000         2,175,875
  *Bank United Financial Corp. Class A......................        19,900           356,334
  #BankAtlantic Bancorp, Inc. Class A.......................       129,220         1,704,089
  BankAtlantic Bancorp, Inc. Class B........................       123,031         1,683,987
  BankNorth Group, Inc. DE..................................        54,400         1,965,200
  *Banner Aerospace, Inc....................................       310,500         3,667,781
  *Banyan System, Inc.......................................       153,000         1,209,656
  *Barry (R.G.) Corp........................................        18,000           267,750
  *Basin Exploration, Inc...................................       107,000         1,691,938
  Bassett Furniture Industries, Inc.........................       135,350         4,090,108
  Battle Mountain Gold Co...................................       373,400         1,983,688
  Bay View Capital Corp.....................................       104,000         3,350,750
  *Bayou Steel Corp. Class A................................       121,300           780,869
  *Be Aerospace, Inc........................................        18,500           534,766
  *#Beazer Homes USA, Inc...................................       111,200         2,529,800
  *Bel Fuse, Inc............................................        57,800         1,531,700
  *Belco Oil & Gas Corp.....................................        35,000           345,625
  *Bell Industries, Inc.....................................       101,022         1,275,403
  *Bell Microproducts, Inc..................................        99,900           739,884
  *Bell Sports Corp.........................................       223,700         2,097,188

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Bellwether Exploration Co................................       175,600    $    1,574,913
  *Ben & Jerry's Homemade, Inc. Class A.....................        70,700         1,383,069
  *Benton Oil & Gas Co......................................       251,600         2,626,075
  *Berlitz International, Inc...............................        79,100         2,195,025
  *Bertuccis, Inc...........................................        99,100         1,018,872
  *Big 4 Ranch, Inc.........................................        73,300                 0
  Bindley Western Industries, Inc...........................       144,200         5,119,100
  Binks Sames Corp..........................................        30,918         1,298,556
  *Bio Vascular, Inc........................................         7,000            33,469
  *Bio-Rad Laboratories, Inc. Class A.......................        85,800         2,724,150
  *Biosource International, Inc.............................        22,800           151,050
  Birmingham Steel Corp.....................................       401,500         5,621,000
  *Biscayne Apparel, Inc....................................         2,093               654
  *Black Hawk Gaming & Development, Inc.....................        34,100           342,066
  Blair Corp................................................       127,100         3,781,225
  *Bluegreen Corp...........................................       213,798         1,790,558
  Bob Evans Farms, Inc......................................       246,100         5,237,316
  *Boca Research, Inc.......................................        98,700           508,922
  *Bombay Co., Inc..........................................       399,000         1,745,625
  *Bon-Ton Stores, Inc......................................       131,900         2,225,813
  *Books-a-Million, Inc.....................................       199,000         1,013,656
  *Borland International, Inc...............................        58,700           486,109
  *Boston Biomedical, Inc...................................        26,700           130,163
  *#Boston Chicken, Inc.....................................       538,000         1,101,219
  Bostonfed Bancorp, Inc....................................        15,000           352,500
  Bowl America, Inc. Class A................................        45,000           405,000
  Bowne & Co., Inc..........................................        57,016         2,440,998
  *Boyd Gaming Corp.........................................       353,000         2,360,688
  *Brauns Fashions Corp.....................................        22,200           266,400
  *Brazos Sportswear, Inc...................................         4,190            19,903
  Brenton Banks, Inc........................................         1,729            35,611
  *Brite Voice Systems, Inc.................................        19,300           208,681
  *Broadway & Seymour, Inc..................................        76,900           456,594
  *Brookstone, Inc..........................................       111,300         1,572,113
  *Brothers Gourmet Coffees, Inc............................       103,461           109,927
  *Brown & Sharpe Manufacturing Co. Class A.................       173,600         2,300,200
  *Brown (Tom), Inc.........................................       135,000         2,252,813
  Brown Group, Inc..........................................       297,200         5,331,025
  Brush Wellman, Inc........................................       166,000         4,046,250
  *Buckhead America Corp....................................        15,700           118,731
  *Buffets, Inc.............................................       246,200         4,016,138
  *#Builders Transport, Inc.................................        61,600            12,513
  *Building Materials Holding Corp..........................       197,000         2,721,063
  *Bull Run Corp. GA........................................        84,500           398,734
  Burlington Coat Factory Warehouse Corp....................       364,500         7,312,781
  *Burlington Industries, Inc...............................         2,000            35,125
  *Business Resource Group..................................        57,200           193,050
  *Butler International, Inc................................        23,200           561,150
  Butler Manufacturing Co...................................        73,900         2,586,500
  *Buttrey Food & Drug Stores Co............................       111,400         1,660,556
  *C ATS Software, Inc......................................        72,200           406,125
  *C-COR Electronics, Inc...................................        12,000           189,750
  *C.P. Clare Corp..........................................       108,000         1,329,750
  *CCA Industries, Inc......................................        34,800            97,331
  *CEM Corp.................................................        23,400           311,513
  *CFM Technologies, Inc....................................        15,600           178,425
  *CMC Industries, Inc......................................        61,400           564,113
  *CML Group, Inc...........................................       326,300         1,060,475
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  CNA Surety Corp...........................................       110,600    $    1,790,338
  CNB Bancshares, Inc.......................................        21,714         1,004,273
  *CNS Income...............................................       194,400           801,900
  *CPAC, Inc................................................        74,100           810,469
  CPB, Inc..................................................       107,000         2,046,375
  CPI Corp..................................................       112,400         2,880,250
  *CSP, Inc.................................................        32,120           326,219
  *CSS Industries, Inc......................................        23,200           759,800
  CTS Corp..................................................       161,200         5,037,500
  Cadmus Communications Corp................................        94,100         2,387,788
  *Caere Corp...............................................        33,900           475,659
  Cal-Maine Foods, Inc......................................         3,000            16,031
  *Calcomp Technology, Inc..................................        89,600           291,200
  *#Caldor Corp.............................................       111,100            68,882
  Calgon Carbon Corp........................................       144,700         1,546,481
  *California Amplifier, Inc................................        68,100           178,763
  *California Microwave, Inc................................       157,700         3,375,766
  #Calmat Co................................................       272,500         6,846,563
  *Calumet Bancorp, Inc.....................................        27,000           995,625
  *Cameron Ashley Building Products, Inc....................       108,800         1,890,400
  Cameron Financial Corp....................................        12,200           251,625
  *Campo Eletronics, Appliances & Computers, Inc............        43,900            14,405
  *Canandaigua Wine Co., Inc. Class A.......................        93,100         4,291,328
  *Canisco Resources, Inc...................................         5,700            18,525
  *Cannon Express, Inc. Class A.............................         6,900            59,081
  *#Cannondale Corp.........................................        50,100           704,531
  Cape Cod Bank & Trust Co..................................        11,200           448,000
  *Capital Pacific Holdings, Inc............................       133,000           548,625
  Capitol Bancorp, Ltd......................................        34,727           915,925
  Capitol Transamerica Corp.................................        68,300         1,406,553
  *Cardiotech International, Inc............................        15,572            32,117
  *Cardiovascular Dynamics, Inc.............................       122,400           803,250
  *Care Group, Inc..........................................        71,130            21,117
  *Caretenders Healthcorp...................................         5,900            42,406
  *Carlyle Industries, Inc..................................        10,231            14,707
  *Carmike Cinemas, Inc. Class A............................       120,100         3,145,119
  Carnegie Bancorp..........................................        18,195           651,608
  *Carnegie Group, Inc......................................        61,400           234,088
  Carolina First Corp.......................................        74,990         2,078,629
  *Carr-Gottstein Foods Co..................................       100,657           723,472
  *Carson, Inc..............................................        20,500           125,563
  Carter-Wallace, Inc.......................................       325,500         5,797,969
  *Carver Corp. WA..........................................        16,200             6,328
  Cascade Corp..............................................        96,300         1,649,138
  *Casco International, Inc.................................         1,911             6,748
  Cash America International, Inc...........................       239,200         4,036,500
  *Casino America, Inc......................................       323,400         1,288,547
  *Casino Data Systems......................................       206,300           709,156
  *Casino Magic Corp........................................       239,900           472,303
  *Castle & Cooke, Inc......................................       258,800         4,884,850
  Castle Energy Corp........................................        45,800           921,725
  *Catalina Lighting, Inc...................................        85,700           326,731
  *#Catalyst Semiconductor, Inc.............................        92,400            59,194
  *Catherines Stores Corp...................................       114,400         1,133,275
  Cato Corp. Class A........................................       371,700         5,598,731
  Cavalier Homes, Inc.......................................        29,600           331,150
  *Cayenne Software, Inc....................................        52,100           106,642
  *Ceanic Corp..............................................       121,500         1,792,125
  *Celadon Group, Inc.......................................       100,000         1,437,500
  *Celebrity, Inc...........................................       105,300           144,788

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Cell Genesys, Inc........................................        35,500    $      300,641
  *Cellpro, Inc.............................................       151,600           530,600
  Cenit Bancorp, Inc........................................        54,900         1,338,188
  *Centennial Cellular Corp. Class A........................       166,800         5,832,788
  *Centigram Communications Corp............................        86,800         1,090,425
  Central Co-Operative Bank Somerville, MA..................        24,100           685,344
  *Central Reserve Life Corp................................        26,600           194,513
  *Central Sprinkler Corp...................................        39,700           367,225
  Centris Group, Inc........................................       144,800         1,900,500
  Century Aluminum Co.......................................       138,000         2,065,688
  *Cephalon, Inc............................................        48,600           513,338
  *Ceradyne, Inc............................................        70,700           371,175
  *Cerion Technologies, Inc.................................        81,500           145,172
  *Charming Shoppes, Inc....................................     1,221,500         6,241,102
  *Chart House Enterprises, Inc.............................       120,100         1,005,838
  Chartwell Re Corp.........................................       106,100         3,136,581
  *Chase Industries, Inc....................................        34,500         1,067,344
  *Check Technology Corp....................................        70,700           331,406
  *#Checkers Drive-In Restaurant, Inc.......................           100               117
  *Checkmate Electronics, Inc...............................        62,000           490,188
  *Checkpoint System, Inc...................................       306,500         5,402,063
  Chemed Corp...............................................        82,200         3,025,988
  *Chemfab Corp.............................................        16,050           366,141
  Chemfirst, Inc............................................        72,500         1,862,344
  *Cherry Corp. Class A.....................................        48,700           833,988
  *Cherry Corp. Class B.....................................        32,500           562,656
  Chesapeake Corp...........................................        39,600         1,405,800
  #Chesapeake Energy Corp...................................     1,292,600         5,574,338
  Chester Valley Bancorp....................................           794            25,507
  Chic by His, Inc..........................................       125,700         1,052,738
  Chicago Rivet & Machine Co................................        11,800           386,450
  *Childtime Learning Centers, Inc..........................        38,300           777,969
  Chiquita Brands International, Inc........................         5,589            75,102
  *Chock Full O' Nuts Corp..................................       125,323           947,755
  *Christiana Companies, Inc................................        60,000         2,343,750
  *Chrysalis International Corp.............................        87,700           149,364
  *Cidco, Inc...............................................       197,200         1,589,925
  *Ciprico, Inc.............................................        52,200           655,763
  *Circon Corp..............................................        26,500           364,375
  *Circuit City Stores, Inc. - Carmax Group.................       272,500         2,639,844
  *Circuit Systems, Inc.....................................        53,000           215,313
  *Cirrus Logic, Inc........................................       242,600         2,418,419
  *Citadel Holding Corp.....................................        73,300           366,500
  *Citation Computer System, Inc............................        11,200            67,200
  *Citation Corp............................................       191,000         3,688,688
  Citfed Bancorp, Inc.......................................        72,600         3,546,056
  Citizens Banking Corp.....................................        90,350         3,145,309
  *Citizens, Inc. Class A...................................        43,400           263,113
  *Civic Bancorp............................................        37,695           699,713
  *Clean Harbors, Inc.......................................       117,500           317,617
  Cleveland Cliffs, Inc.....................................       131,300         6,950,694
  *Clintrials Research, Inc.................................       286,300         1,565,703
  *Coast Distribution System................................        85,100           329,763
  Coastal Bancorp, Inc......................................        51,400         1,998,175
  *Coastal Physician Group, Inc.............................       197,900            98,950
  *Coastcast Corp...........................................        44,800           834,400
  *Cobra Electronic Corp....................................        64,300           347,622
  *Code-Alarm, Inc..........................................        23,200            53,650
  *Coeur d'Alene Mines Corp. ID.............................       252,800         2,227,800
  *#Coffee People, Inc......................................        52,000           175,500
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *#Coherent, Inc...........................................        97,600    $    2,250,900
  *Coho Energy, Inc.........................................       270,200         2,237,594
  *#Cohr, Inc...............................................        67,400           482,331
  *Cold Metal Products, Inc.................................        40,000           197,500
  Collagen Corp.............................................       107,300         2,099,056
  Collins Industries, Inc...................................        28,200           147,169
  *Columbia Banking System, Inc.............................        49,045         1,220,007
  *Columbus Energy Corp.....................................        50,932           378,807
  *Comdial Corp.............................................        91,800         1,061,438
  Commercial Bancshares, Inc................................        25,247           628,019
  Commercial Bank of New York...............................         8,300           213,206
  Commercial Intertech Corp.................................        34,100           647,900
  Commercial Metals Co......................................       154,900         4,753,494
  *Commercial National Financial Corp.......................         9,000           346,500
  Commonwealth Bancorp, Inc.................................       149,400         3,534,244
  Commonwealth Industries, Inc..............................       226,000         3,333,500
  Community Bank System, Inc................................        58,000         1,968,375
  Community Trust Bancorp, Inc..............................        43,370         1,324,140
  *#Comnet Corp.............................................        11,500           156,688
  *Compdent Corp............................................       165,600         2,421,900
  *#Complete Management, Inc................................        47,000           317,250
  *Compucom Systems, Inc....................................       210,300         1,564,106
  *Computer Network Technology Corp.........................       282,000         1,506,938
  *Computer Outsourcing Services, Inc.......................        42,800           419,975
  *Computrac, Inc...........................................        25,900            25,900
  *Comshare, Inc............................................        14,250           120,902
  *Comstock Resources, Inc..................................        23,900           239,000
  *Comtech Telecommunications Corp..........................        26,900           265,638
  *Concord Camera Corp......................................       101,200           635,663
  *Concord Fabrics, Inc. Class A............................        16,400           159,900
  *Cone Mills Corp. NC......................................       262,900         2,530,413
  *Congoleum Corp. Class A..................................         6,200            62,388
  *Conmed Corp..............................................       198,561         4,225,626
  *Conso Products Co........................................        14,000           122,500
  *Consolidated Freightways Corp............................       129,200         1,913,775
  *Continental Can, Inc. DE.................................        38,400         1,411,200
  *Continental Materials Corp...............................         2,300            84,813
  Cooker Restaurant Corp....................................       150,000         1,575,000
  *Cooperative Bankshares, Inc..............................        20,800           384,800
  *Copart, Inc..............................................       134,700         2,399,344
  *Copley Pharmaceutical, Inc...............................       194,700         1,210,791
  *Coram Healthcare Corp....................................       343,900           709,294
  *Corcom, Inc..............................................         4,500            56,813
  *Core, Inc................................................         7,400            76,081
  *Cornerstone Imaging, Inc.................................        86,400           631,800
  *Corrpro Companies, Inc...................................        68,300         1,050,113
  *Cortech, Inc.............................................        71,900            37,073
  *Cosmetic Centers, Inc. Class C...........................         8,646            29,180
  Courier Corp..............................................        15,600           573,300
  *Cover-All Technologies, Inc..............................        31,901            85,235
  Covest Bancshares, Inc....................................        48,825           903,263
  *#Craig Corp..............................................        38,600           501,800
  *Craig Corp. Class A......................................        38,600           492,150
  *Creative Computers, Inc..................................        26,500           215,313
  *#Credit Acceptance Corp..................................       186,000         1,923,938
  *Criticare Systems, Inc...................................        86,000           263,375
  Cross (A.T.) Co. Class A..................................       185,300         2,142,531
  *Cross-Continent Auto Retailers, Inc......................        61,800           498,263
  *Crowley, Milner & Co.....................................        18,000           110,250
  *Crown Books Corp.........................................        20,300            46,309

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Crown Central Petroleum Corp. Class A....................        71,000    $    1,042,813
  *Crown Central Petroleum Corp. Class B....................        59,400           857,588
  Crown Crafts, Inc.........................................        82,600         1,171,888
  *Crown Vantage, Inc.......................................       128,820         1,320,405
  *Crown-Andersen, Inc......................................        20,000            87,500
  Cubic Corp................................................       107,650         3,162,219
  *Cuisine Solutions, Inc...................................        12,000            12,000
  Culp, Inc.................................................        11,200           196,000
  Curtiss-Wright Corp.......................................        94,900         3,962,075
  *Cyberoptics Corp.........................................        46,800           797,063
  *Cybex International, Inc.................................        43,300           438,413
  *Cypress Semiconductor Corp...............................        12,000           102,750
  *Cyrk, Inc................................................       193,500         2,291,766
  *Cytotherapeutics, Inc....................................       120,600           231,778
  *Cytrx Corp...............................................        86,000           220,375
  D&N Financial Corp........................................        54,670         1,411,169
  *DII Group, Inc...........................................        22,400           420,700
  *DIY Home Warehouse, Inc..................................        84,800           214,650
  *DM Management Co.........................................        32,300           989,188
  *DSP Technology, Inc......................................        18,800           160,388
  DT Industries, Inc........................................       114,700         3,362,144
  *DVI, Inc.................................................        96,700         2,060,919
  *Dailey International, Inc................................        60,000           412,500
  *Dairy Mart Convenience Stores, Inc. Class A..............         9,000            38,250
  *Dakotah, Inc.............................................         5,000             4,297
  *Damark International, Inc. Class A.......................        95,800           952,013
  Dames & Moore, Inc........................................       220,300         2,850,131
  *Dan River, Inc. (GA) Class A.............................       155,000         2,964,375
  Daniel Industries, Inc....................................       145,700         2,959,531
  *Data Broadcasting Corp...................................       237,170         1,593,486
  *Data I/O Corp............................................        84,400           400,900
  *#Data Race, Inc..........................................        29,800            30,731
  *Data Systems & Software, Inc.............................        86,800           482,825
  *Data Systems Network Corp................................         3,228            10,188
  *Data Translation, Inc....................................         8,250            15,727
  *Dataflex Corp............................................        66,500           264,961
  *Datakey, Inc.............................................        19,100           108,631
  *Dataram Corp.............................................        31,160           377,815
  *Datascope Corp...........................................        24,000           669,750
  *Dataware Technologies, Inc...............................        65,700           211,472
  *Datron Systems, Inc......................................        30,000           228,750
  *#Datum, Inc..............................................        57,500           849,922
  *Daw Technologies, Inc....................................       116,900           332,434
  *Dawson Geophysical Co....................................        45,700           729,772
  *Dawson Production Services, Inc..........................       130,000         1,454,375
  *Daxor Corp...............................................        52,000           708,500
  *DeGeorge Financial Corp..................................        19,900            26,666
  Deb Shops, Inc............................................       142,000         1,118,250
  *Deckers Outdoor Corp.....................................       100,100           719,469
  Decorator Industries, Inc.................................        16,666           206,242
  Defiance, Inc.............................................        73,100           630,488
  *Del Global Technologies Corp.............................        85,877           976,851
  Delta Natural Gas Co., Inc................................        26,100           448,594
  Delta Woodside Industries, Inc............................       278,200         1,651,813
  *Denamerica Corp..........................................        22,600            66,388
  *Depotech Corp............................................        53,800            89,947
  *Designs, Inc.............................................       178,800           273,788
  *Detection Systems, Inc...................................        49,500           504,281
  *Detrex Corp..............................................        12,800           167,200
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *#Detroit Diesel Corp.....................................       228,400    $    5,595,800
  *Devcon International Corp................................        50,800           158,750
  *Devlieg-Bullard, Inc.....................................        46,300           120,091
  *Diamond Home Services, Inc...............................       140,000           776,563
  *Diamond Multimedia Systems, Inc..........................       253,400         1,948,013
  *Dianon Systems, Inc......................................        40,000           372,500
  *Digi International, Inc..................................       124,000         2,832,625
  *Digital Link Corp........................................        20,400           179,775
  Dime Community Bancorp, Inc...............................       135,000         3,885,469
  Dime Financial Corp.......................................        38,900         1,371,225
  Dimon, Inc................................................       240,000         3,240,000
  *Discount Auto Parts, Inc.................................       172,100         4,420,819
  Dixie Group, Inc..........................................       122,400         1,568,250
  *Dixon Ticonderoga Co.....................................        27,250           361,063
  *Dominion Bridge Corp.....................................       179,500           221,570
  *Dominion Homes, Inc......................................        70,100           893,775
  Donegal Group, Inc........................................        52,833         1,396,772
  *Donnelley Enterprise Solutions, Inc......................        35,100           728,325
  Donnelly Corp. Class A....................................        78,250         1,731,281
  *Donnkenny, Inc...........................................       157,300           535,803
  *Dotronix, Inc............................................         1,000             1,453
  Downey Financial Corp.....................................       271,613         8,997,181
  *Dravo Corp...............................................       128,700         1,447,875
  *Dress Barn, Inc..........................................       154,923         4,521,815
  *Drug Emporium, Inc.......................................       188,400           735,938
  *Drypers Corp.............................................        49,400           355,063
  *Duckwall-Alco Stores, Inc................................        58,000         1,051,250
  *Durakon Industries, Inc..................................       107,400         1,134,413
  Dyersburg Corp............................................       161,500         1,140,594
  *Dynamics Research Corp...................................        85,636         1,011,575
  *E-Z-Em, Inc. Class A.....................................        43,200           302,400
  *E-Z-Em, Inc. Class B.....................................         3,843            22,578
  *EA Engineering Science & Technology, Inc.................        72,025           238,583
  *EA Industries, Inc.......................................        44,400           160,950
  *ECC International Corp...................................        90,500           311,094
  *EFTC Corp................................................        34,700           511,825
  *EIS International, Inc...................................       132,800           771,900
  *ELXSI Corp...............................................        27,900           360,956
  EMC Insurance Group, Inc..................................        53,300           806,163
  *ERLY Industries, Inc.....................................        68,520           196,995
  *ESCO Electronics Corp. Trust Receipts....................       193,400         3,469,113
  Eagle Bancshares, Inc.....................................        64,600         1,501,950
  *Eagle Food Centers, Inc..................................       109,700           459,369
  *Eagle Hardware & Garden, Inc.............................       290,100         5,285,259
  *Eagle Point Software Corp................................        80,000           555,000
  Easco, Inc................................................       108,000         1,417,500
  *East/West Communications, Inc............................         2,300             4,600
  Eastern Co................................................        19,600           523,075
  Eaton Vance Corp..........................................       124,446         5,592,292
  Ecology & Environment, Inc. Class A.......................        22,300           217,425
  *Edelbrock Corp...........................................        85,000         1,583,125
  Edo Corp..................................................        31,500           293,344
  *Educational Insights, Inc................................        49,300           101,681
  *Egghead, Inc.............................................       234,625         1,884,332
  *#Einstein/Noah Bagel Corp................................        28,600           136,744
  *Ekco Group, Inc..........................................       229,300         1,805,738
  *El Paso Electric Co......................................       386,700         3,673,650
  *Elcom International, Inc.................................        22,100            90,472
  *Electric Fuel Corp.......................................         3,700            10,638

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Electro Rent Corp........................................        68,600    $    1,646,400
  *Electro Scientific Industries, Inc.......................        40,700         1,365,994
  *Electroglas, Inc.........................................       265,200         3,629,925
  *Electromagnetic Sciences, Inc............................        72,250         1,555,633
  Ellett Brothers, Inc......................................        61,500           315,188
  *Emcee Broadcast Products, Inc............................        50,000           157,813
  *Emcon....................................................       102,000           452,625
  *Emergent Group, Inc......................................        18,400            93,150
  *Emerging Communications, Inc.............................       156,400         1,397,825
  *#Empire of Carolina, Inc.................................        87,550            93,022
  *Emulex Corp..............................................        47,150           344,784
  Energen Corp..............................................       245,400         4,984,688
  Engineered Support Systems, Inc...........................        24,500           733,469
  Engle Homes, Inc..........................................       126,700         1,813,394
  Ennis Business Forms, Inc.................................         6,000            66,000
  *Enstar, Inc..............................................        20,866           143,454
  *Environmental Elements Corp..............................        14,500            58,906
  *Environmental Technologies Corp..........................        58,500           378,422
  *Envirotest Systems Corp. Class A.........................        95,600         1,553,500
  *Equinox Systems, Inc.....................................        35,400           840,750
  *Equitex, Inc.............................................         9,400            29,375
  *Equitrac Corp............................................        26,500           518,406
  *Equity Oil Co............................................       142,900           312,594
  Eskimo Pie Corp...........................................        16,400           233,700
  Espey Manufacturing & Electronics Corp....................         3,500            50,969
  *Esterline Technologies Corp..............................       127,200         2,734,800
  Ethyl Corp................................................       188,300         1,329,869
  *Evans & Sutherland Computer Corp.........................        93,000         2,339,531
  *Evans Systems, Inc.......................................        23,585            36,852
  *Evans, Inc...............................................        80,800            75,750
  Evergreen Bancorp, Inc. DE................................        63,100         1,644,544
  *Evergreen Resources, Inc.................................        39,000           704,438
  *Exabyte Corp.............................................       253,000         2,482,563
  *Exar Corp................................................       101,500         2,350,359
  Excel Industries, Inc.....................................       177,600         3,529,800
  *Executone Information Systems, Inc.......................       351,700           763,848
  Exide Corp................................................       250,100         4,517,431
  *Exponent, Inc............................................        69,500           642,875
  *Ezcorp, Inc. Class A Non-Voting..........................       139,100         1,490,978
  FCB Financial Corp........................................        35,600         1,148,100
  FDP Corp..................................................        10,500           129,281
  *FEI Co...................................................        84,600           754,791
  FFLC Bancorp..............................................        50,833         1,026,191
  FFY Financial Corp........................................        42,300         1,401,188
  FNB Rochester Corp........................................        30,300           619,256
  *FPA Corp.................................................        20,100            46,481
  *FSI International, Inc...................................       233,100         2,658,797
  *FTP Software, Inc........................................       355,400           944,031
  Fab Industries, Inc.......................................        67,081         1,819,572
  *Fabri-Centers of America, Inc. Class A...................        35,700         1,053,150
  *Fabri-Centers of America, Inc. Class B...................        35,700           921,506
  *Factory Card Outlet Corp.................................        57,100           442,525
  *Fairchild Corp. Class A..................................       143,900         2,851,019
  Falcon Products, Inc......................................        76,700           997,100
  *Fansteel, Inc............................................        74,700           662,963
  *Farah, Inc...............................................       163,600         1,451,950
  Farmer Brothers Co........................................            84            16,650
  *Farr Co..................................................        34,800           687,300
  Farrel Corp...............................................        62,200           206,038
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  Federal Screw Works.......................................         2,000    $      107,750
  *Fibermark, Inc...........................................        88,950         1,723,406
  *Fiberstars, Inc..........................................        12,300            64,575
  Fidelity Bancorp, Inc. Delaware...........................        32,700           788,888
  *Filenes Basement Corp....................................       246,200         1,523,363
  Financial Bancorp., Inc...................................        25,000           678,125
  *Finish Line, Inc. Class A................................        27,500           651,406
  First Albany Companies, Inc...............................        30,309           441,375
  First American Financial Corp.............................         3,750           270,469
  First Bell Bancorp, Inc...................................        42,100           860,419
  *First Cash, Inc..........................................        69,700           790,659
  *First Central Financial Corp.............................        49,600               273
  First Citizens Bancshares, Inc. NC........................         7,100           745,500
  First Coastal Bankshares, Inc.............................        51,950           905,878
  First Colorado Bancorp....................................         4,200           119,963
  First Commonwealth Financial Corp.........................         9,700           274,025
  First Defiance Financial Corp.............................       108,600         1,679,906
  First Empire State Corp...................................         3,045         1,546,860
  First Essex Bancorp.......................................        86,400         1,960,200
  *First Federal Bancshares of Arkansas, Inc................        29,100           796,613
  First Federal Capital Corp................................        65,610         2,263,545
  First Federal Savings & Loan Association of East Hartford,
    CT......................................................        31,000         1,139,250
  First Financial Holdings, Inc.............................       100,600         2,298,081
  First Indiana Corp........................................        92,306         2,275,920
  *First Investors Financial Services Group, Inc............        47,000           352,500
  First Keystone Financial, Inc.............................        21,800           419,650
  First Liberty Financial Corp..............................        71,775         1,713,628
  *#First Merchants Acceptance Corp.........................        65,300               653
  First Midwest Financial, Inc..............................        11,400           271,463
  First Mutual Bancorp, Inc.................................        11,900           206,019
  First Northern Capital Corp...............................        98,700         1,357,125
  First Oak Brook Bancshares, Inc. Class A..................        14,500           694,188
  First Palm Beach Bancorp, Inc.............................        55,200         2,421,900
  *First Republic Bank......................................       112,703         3,747,375
  First Savings Bancorp, Inc. North Carolina................        48,000         1,137,000
  First Savings Bank........................................       107,800         2,752,269
  *First Team Sports, Inc...................................        85,600           211,325
  First Western Bancorp, Inc................................        19,200           594,000
  Firstbank of Illinois Co..................................         1,800            76,219
  *FirstFed Financial Corp. DE..............................        97,200         4,768,875
  *Firstwave Technologies, Inc..............................        45,700           219,931
  *Fischer Imaging Corp.....................................       100,600           440,125
  *Fisher Scientific, International, Inc....................        15,100           201,019
  Flag Financial Corp.......................................         6,900           161,719
  Fleming Companies, Inc....................................       383,697         7,314,224
  Flexsteel Industries, Inc.................................        78,400         1,014,300
  Florida Rock Industries, Inc..............................       194,700         6,060,038
  *Florsheim Group, Inc.....................................        88,700           820,475
  Fluke Corp................................................       103,620         3,328,793
  *Fluor Daniel/GTI, Inc....................................        15,822           115,698
  Flushing Financial Corp...................................        85,700         2,292,475
  *Foilmark, Inc............................................        45,800           151,713
  *Foodarama Supermarkets, Inc..............................        12,400           426,250
  *Foothill Independent Bancorp.............................        39,842           717,156
  *Forcenergy, Inc..........................................           800            14,900
  *Foster (L.B.) Co. Class A................................       128,300           673,575
  *Four Kids Entertainment, Inc.............................        21,800           173,038

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Four Media Co............................................        74,000    $      594,313
  Frankfort First Bancorp, Inc..............................        25,650           420,019
  Franklin Bank National Associaton Southfield, MI..........        38,283           646,026
  *Franklin Electronic Publishers, Inc......................        86,100           925,575
  Freds, Inc. Class A.......................................       121,750         2,861,125
  *Fresh Choice, Inc........................................        64,900           249,459
  *Fresh Foods, Inc.........................................         2,000            33,500
  Friedman Industries, Inc..................................        69,737           462,013
  *Friedmans, Inc. Class A..................................       149,300         2,948,675
  Frisch's Restaurants, Inc.................................        77,405           924,022
  Frozen Food Express Industries, Inc.......................       148,100         1,453,231
  *Funco, Inc...............................................        34,300           557,375
  Fund American Enterprises Holdings, Inc...................         1,000           146,563
  *G-III Apparel Group, Ltd.................................        73,200           441,488
  GA Financial, Inc.........................................        24,900           507,338
  GBC Bancorp...............................................        96,400         2,750,413
  *GC Companies, Inc........................................        71,300         3,556,088
  *GKN Holding Corp.........................................        59,800           175,663
  *GNI Group, Inc...........................................        42,700           281,553
  *GP Strategies Corp.......................................       119,615         1,854,033
  *GT Bicycles, Inc.........................................       102,400           584,000
  *GTI Corp.................................................       113,200           313,069
  *GZA Geoenvironmental Technologies, Inc...................        36,500           189,344
  Gainsco, Inc..............................................       250,500         1,831,781
  *Galey & Lord, Inc........................................       118,500         2,932,875
  *Galileo Corp.............................................        66,100           946,056
  *Galoob Toys, Inc. DE.....................................       160,200         1,772,213
  Gamma Biologicals, Inc....................................        52,000           240,500
  *Gantos, Inc..............................................        84,350           119,935
  Garan, Inc................................................        58,000         1,602,250
  *#Garden Botanika, Inc....................................       110,200           120,531
  *Garden Fresh Restaurant Corp.............................        45,900           823,331
  *Gargoyles, Inc...........................................        86,500           143,266
  *Garnet Resources Corp....................................        39,600               693
  *Gart Sports Co...........................................        16,137           252,141
  *Gasonics International, Inc..............................        47,000           483,219
  *#Geerling & Wade, Inc....................................        24,200           120,244
  *Gehl Co..................................................        68,600         1,264,813
  *General Cigar Holdings, Inc. Class A.....................        36,000           357,750
  *General Communications, Inc. Class A.....................       193,800         1,159,772
  *#General Datacomm Industries, Inc........................       219,000           999,188
  General Housewares Corp...................................        50,700           508,584
  *General Microwave Corp...................................           400             4,100
  *General Semiconductor, Inc...............................        83,000         1,120,500
  *General Surgical Innovations, Inc........................       145,000           616,250
  *Geneva Steel Co. Class A.................................       202,100           694,719
  *Genicom Corp.............................................        90,400           726,025
  *Genlyte Group, Inc.......................................        85,500         2,265,750
  *Gensym Corp..............................................        71,200           423,863
  *#Genus, Inc..............................................       178,300           239,591
  *Genzyme Corp. Tissue Repair..............................        36,500           234,969
  Geon Co...................................................       175,500         3,795,188
  *Geoscience Corp..........................................        50,000           637,500
  Gerber Scientific, Inc....................................       339,500         8,551,156
  *Getty Petroleum Marketing, Inc...........................       198,300         1,165,013
  *Giant Group, Ltd.........................................        50,600           344,713
  Giant Industries, Inc.....................................       154,900         2,914,056
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *Gibraltar Packaging Group, Inc...........................        67,200    $      201,600
  *Gibraltar Steel Corp.....................................        32,900           716,603
  *Gibson Greetings, Inc....................................       185,000         4,440,000
  *Giga-Tronics, Inc........................................        19,900           111,005
  *Gish Biomedical, Inc.....................................        42,300           155,981
  Glatfelter (P.H.) Co......................................        79,000         1,288,688
  Gleason Corp..............................................        93,800         2,772,963
  *Glenayre Technologies, Inc...............................       139,200         2,135,850
  *Global Industrial Technologies, Inc......................       225,900         3,826,181
  *Global Motorsport Group, Inc.............................        62,500         1,332,031
  *#Global Village Communication, Inc.......................        92,200            92,200
  *Globe Business Resources, Inc............................        33,100           475,813
  *#Golden Bear Golf, Inc...................................        15,900           111,300
  *Golden Books Family Entertainment, Inc...................        90,800           733,494
  *Golden State Bancorp, Inc................................        70,466         2,699,729
  *Good Guys, Inc...........................................       218,300         2,783,325
  Gorman-Rupp Co............................................        26,100           499,163
  *Gottschalks, Inc.........................................       107,300           891,931
  *Government Technology Services, Inc......................        68,200           341,000
  *Gradco Systems, Inc......................................        78,000           494,813
  *Graham Corp..............................................        25,950           437,906
  *Graham-Field Health Products, Inc........................       186,480         1,095,570
  *Grand Casinos, Inc.......................................       460,900         8,094,556
  Grand Premier Financial, Inc..............................        54,907           919,692
  Granite Construction, Inc.................................       201,150         5,682,488
  Granite State Bankshares, Inc.............................        22,800           584,250
  Green (A.P.) Industries, Inc..............................        95,294         2,072,645
  Greenbrier Companies, Inc.................................       219,800         3,956,400
  *Greyhound Lines, Inc.....................................       254,000         1,587,500
  *Gryphon Holdings, Inc....................................       106,800         1,889,025
  Guarantee Life Companies, Inc.............................        70,700         1,908,900
  *Guest Supply, Inc........................................        68,100         1,030,013
  Guilford Mills, Inc.......................................       233,600         6,307,200
  *Gulfmark Offshore, Inc...................................        21,800           602,225
  *Gundle/SLT Environmental, Inc............................       267,900         1,372,988
  *HCIA, Inc................................................       125,500         1,019,688
  *HEI, Inc.................................................        10,200            63,431
  HF Financial Corp.........................................        31,300         1,118,975
  *HMI Industries, Inc......................................        27,800           119,888
  *HMN Financial, Inc.......................................        66,600         1,221,694
  *HPSC, Inc................................................        42,000           317,625
  *HS Resources, Inc........................................       221,300         3,195,019
  #HUBCO, Inc...............................................        43,170         1,520,393
  *Hadco Corp...............................................        47,400         1,524,206
  *Haemonetics Corp.........................................        74,200         1,131,550
  Haggar Corp...............................................        96,700         1,341,713
  *Hahn Automotive Warehouse, Inc...........................        38,746           222,790
  Halifax Corp..............................................        24,000           195,000
  *Hallmark Capital Corp....................................         7,200           105,300
  *Hampshire Group, Ltd.....................................        19,100           439,300
  *Hampton Industries, Inc..................................        62,359           413,128
  *Handleman Co.............................................       484,436         5,934,341
  *Harding Lawson Associates Group, Inc.....................        51,700           512,153
  Hardinge Brothers, Inc....................................        40,600         1,603,700
  Harleysville Group, Inc...................................       305,600         7,382,150
  Harman International Industries, Inc......................        53,600         2,281,350
  Harris Financial, Inc.....................................         7,000           177,406
  *#Harry's Farmers Market, Inc. Class A....................        46,100            79,234

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Hartmarx Corp............................................       371,800    $    2,927,925
  *Harvey Entertainment Co..................................        36,600           409,463
  Harvey's Casino Resorts...................................       112,100         3,047,719
  Haskel International, Inc.................................        53,900           552,475
  Hastings Manufacturing Co.................................         1,700            39,313
  *Hathaway Corp............................................        45,300           113,250
  *Hauser, Inc..............................................       116,700           889,838
  Haven Bancorp, Inc........................................        90,600         2,423,550
  Haverty Furniture Co., Inc................................       140,100         3,082,200
  *Hawaiian Airlines, Inc...................................        36,000            94,500
  *Hawthorne Financial Corp.................................        31,900           620,056
  *#Hayes Corp..............................................        10,133            39,265
  *Health Management Systems, Inc...........................        59,900           666,388
  *Health Risk Management, Inc..............................        49,600           726,950
  *Healthcare Services Group, Inc...........................        92,200         1,319,613
  *Healthcor Holdings.......................................        65,300           126,519
  *#Heartland Wireless Communications, Inc..................        30,000            22,969
  *#Hector Communications Corp..............................         8,500            92,438
  Heilig-Meyers Co..........................................       537,250         6,447,000
  *Hein-Werner Corp.........................................        19,830           249,114
  *Heist (C.H.) Corp........................................        16,800           121,800
  *Hello Direct, Inc........................................        84,100           572,931
  Heritage Financial Services, Inc..........................           500            17,609
  *Herley Industries, Inc...................................        20,533           273,346
  *Hf Bancorp, Inc..........................................        15,800           271,563
  *Hi-Shear Industries, Inc.................................        53,500           152,141
  *Hi-Tech Pharmacal, Inc...................................        48,700           287,634
  *High Plains Corp.........................................       177,300           465,413
  *Highlands Insurance Group, Inc...........................        96,700         2,018,613
  *Hirsch International Corp. Class A.......................        90,000           905,625
  *Hoenig Group, Inc........................................       104,700           762,347
  *Holiday RV Superstores, Inc..............................        67,900           144,288
  Holly Corp................................................        88,500         2,422,688
  *Hollywood Casino Corp. Class A...........................        27,400            53,516
  *Hollywood Entertainment Corp.............................       131,100         1,368,356
  *Hollywood Park, Inc......................................       181,600         2,349,450
  *Hologic, Inc.............................................        19,600           412,213
  *Holopak Technologies, Inc................................        27,800            73,409
  Home Bancorp..............................................        13,800           449,363
  Home Federal Bancorp......................................        34,875         1,111,641
  Home Port Bancorp, Inc....................................        14,500           357,969
  *Home Products International, Inc.........................         4,900            57,881
  *Home State Holdings, Inc.................................        79,500            12,422
  *Homebase, Inc............................................       348,650         3,028,897
  *Homeowners Group, Inc. Escrow............................        21,600                 0
  *Homestead Village, Inc...................................        38,700           580,500
  Horizon Financial Corp....................................        82,265         1,475,628
  #Horton (D.R.), Inc.......................................       179,433         3,229,794
  *Hospital Staffing Services, Inc..........................        62,200            25,269
  *Housecall Medical Resources, Inc.........................        69,400            86,750
  *Hovnanian Enterprises, Inc. Class A......................       211,784         2,104,604
  #Howell Corp..............................................        34,200           406,125
  *Hub Group, Inc. Class A..................................       103,000         2,214,500
  Hudson General Corp.......................................        32,900         1,583,313
  *Hudson Hotels Corp.......................................         8,300            36,572
  *Hudson Technologies, Inc.................................        61,600           244,475
  Huffy Corp................................................       136,900         2,079,169
  Hughes Supply, Inc........................................       172,400         5,807,725
  Hunt (J.B.) Transport Services, Inc.......................       365,500        10,919,313
  Huntco, Inc. Class A......................................        84,500         1,066,813
  *Hurco Companies, Inc.....................................        54,100           468,303
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *#Hutchinson Technology, Inc..............................       183,400    $    4,596,463
  *Hvide Marine, Inc. Class A...............................       110,500         1,667,859
  *Hycor Biomedical, Inc....................................        77,700           148,116
  *IA Corp. I...............................................        22,500            57,656
  IBS Financial Corp........................................        43,200           799,200
  *ICF Kaiser International, Inc............................       123,000           353,625
  *ICU Medical, Inc.........................................        79,400         1,163,706
  *IEC Electronics Corp.....................................       118,600           863,556
  IFR Systems, Inc..........................................        39,000           748,313
  *IHOP Corp................................................        33,900         1,356,000
  IMCO Recycling, Inc.......................................         9,500           179,906
  ISB Financial Corp. LA....................................        70,300         1,972,794
  *ITC Learning Corp........................................        49,200           325,950
  *ITEQ, Inc................................................        68,759           816,513
  *ITI Technologies, Inc....................................         5,600           165,550
  *ITLA Capital Corp........................................        47,800         1,087,450
  *Ibah, Inc................................................       343,000         1,811,469
  ICO, Inc..................................................       241,800         1,148,550
  *Ikos Systems, Inc........................................       144,100           842,084
  *Imation Corp.............................................       120,300         2,187,956
  *Immucor, Inc.............................................        45,800           386,438
  *Immulogic Pharmaceutical Corp............................       280,100           516,434
  Imperial Holly Corp.......................................       229,900         2,212,788
  *In Focus Systems, Inc....................................        96,600           757,706
  *In Home Health, Inc......................................       116,200           125,278
  *#Inacom Corp.............................................       125,000         4,054,688
  *Inco Homes Corp..........................................           156               634
  *Indenet, Inc.............................................        68,000           142,375
  Independence Holding Co...................................        52,600           769,275
  Independent Bank Corp. MA.................................        61,200         1,139,850
  Independent Bank East.....................................        13,891           554,772
  *Industrial Acoustics Co., Inc............................           700             6,825
  Industrial Bancorp, Inc...................................        25,700           539,700
  *Inference Corp. Class A..................................       115,000           452,813
  *Infonautics Corp. Class A................................        64,100           220,344
  *Information Resources, Inc...............................       209,200         3,628,313
  *Information Storage Devices, Inc.........................       161,000           945,875
  Ingles Market, Inc. Class A...............................        99,700         1,240,019
  *Innodata Corp............................................         3,866            19,209
  *Innoserv Technologies, Inc...............................        13,700            54,372
  *Insilco Corp.............................................        12,800           558,000
  Insituform East, Inc......................................        31,200            73,125
  *Insituform Technologies, Inc. Class A....................       256,300         3,299,863
  *Inso Corp................................................        60,000           825,000
  Insteel Industries, Inc...................................        86,900           624,594
  Instron Corp..............................................        63,500         1,270,000
  *Insurance Auto Auctions, Inc.............................       141,500         1,892,563
  *#Integ, Inc..............................................        93,800           284,331
  *Integrated Measurement System, Inc.......................        24,700           222,300
  *Integrated Process Equipment Corp........................        20,000           278,125
  *Integrated Silicon Solution, Inc.........................       213,300         1,479,769
  *Intellicall, Inc.........................................        29,500           140,125
  *Intellidata Technologies Corp............................        82,700           116,297
  *Intelligent Systems Corp.................................        52,375           199,680
  Intercargo Corp...........................................        44,300           550,981
  *Interface Systems, Inc...................................        49,600           151,900
  Interface, Inc. Class A...................................       144,600         5,643,919
  *Intergraph Corp..........................................       496,500         4,359,891
  *Interlink Computer Sciences, Inc.........................        54,100           278,953
  *Interlink Electronics....................................        55,000           264,688

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Interlinq Software Corp..................................        62,200    $      377,088
  *Intermagnetics General Corp..............................        57,000           577,125
  International Aluminum Corp...............................        48,900         1,659,544
  *International Lottery & Totalizer Systems, Inc...........         9,600             4,200
  International Multifoods Corp.............................       241,400         7,181,650
  *International Rectifier Corp.............................       709,600         7,495,150
  *International Remote Imaging Systems, Inc................         3,000             9,938
  International Shipholding Corp............................        70,475         1,162,838
  *#International Technology Corp...........................       111,725         1,166,130
  *International Thoroughbred Breeders, Inc.................       110,000           385,000
  *Interphase Corp..........................................        65,100           492,319
  Interpool, Inc............................................       196,400         2,909,175
  Interstate Johnson Lane, Inc..............................        40,100         1,167,913
  *Intertan, Inc............................................       131,400           796,613
  *Intervisual Books, Inc. Class A..........................         9,900            20,728
  *Intervoice, Inc..........................................        67,400           899,369
  Interwest Bancorp.........................................        17,600           797,500
  Investors Title Co........................................        18,200           473,200
  *Ion Laser Technology, Inc................................        41,000            66,625
  Isco, Inc.................................................        55,500           478,688
  *Isolyser Co., Inc........................................       597,600         1,400,625
  *Iwerks Entertainment, Inc................................       191,700           395,381
  *J & J Snack Foods Corp...................................       100,100         1,958,206
  J & L Specialty Steel, Inc................................       545,800         3,820,600
  *J. Alexander's Corp......................................        63,500           313,531
  *JPE, Inc.................................................        63,300           213,638
  JSB Financial, Inc........................................       105,400         6,126,375
  *Jackpot Enterprises, Inc.................................       100,600         1,232,350
  *Jaclyn, Inc..............................................        26,900           156,356
  *Jaco Electronics, Inc....................................        45,446           284,038
  *Jacobson Stores, Inc.....................................        62,650           881,016
  *Jan Bell Marketing, Inc..................................       264,100         1,353,513
  *Jason, Inc...............................................       217,500         2,039,063
  *Jean Philippe Fragrances, Inc............................       103,200           857,850
  Jefferson Savings Bancorp, Inc............................        60,000         1,897,500
  *Jerry's Famous Deli, Inc.................................        20,000            39,063
  John Alden Financial Corp.................................       351,200         7,770,300
  *Johnson Worldwide Associates, Inc. Class A...............       122,100         1,556,775
  Johnston Industries, Inc..................................       113,925           594,546
  *Johnstown American Industries, Inc.......................       117,900         2,136,938
  *Jones Intercable, Inc....................................        48,900         1,023,844
  *Jones Intercable, Inc. Class A...........................       335,100         7,225,594
  *Jos. A. Bank Clothiers, Inc..............................       117,300           879,750
  *Jumbosports, Inc.........................................       335,000           439,688
  Juno Lighting, Inc........................................        12,000           253,875
  *Just for Feet, Inc.......................................        40,400           886,275
  *Just Toys, Inc...........................................        14,000            16,625
  Justin Industries, Inc....................................       339,800         5,394,325
  K Swiss, Inc. Class A.....................................        37,000           728,438
  *K-Tron International, Inc................................         6,300           117,731
  K2, Inc...................................................       200,000         4,000,000
  *KBK Capital Corp.........................................         5,000            61,875
  KCS Energy, Inc...........................................       107,500         1,276,563
  *KLLM Transport Services, Inc.............................        52,099           654,494
  *KVH Industries, Inc......................................        23,000            79,063
  *Kaiser Aluminum Corp.....................................       238,700         2,476,513
  *Kaiser Ventures, Inc.....................................       111,500         1,247,406
  Kaman Corp. Class A.......................................       245,800         4,508,894
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  Katy Industries, Inc......................................       135,800    $    2,512,300
  Kaye Group, Inc...........................................        40,000           270,000
  Keithley Instruments, Inc.................................         1,000             7,750
  Kellwood Co...............................................       220,518         7,290,876
  Kenan Transport Co........................................           200             6,950
  *Kentucky Electric Steel, Inc.............................        32,600           181,338
  Kentucky First Bancorp, Inc...............................         4,300            67,725
  Kewaunee Scientific Corp..................................        30,800           298,375
  *Key Production Co., Inc..................................       112,912         1,376,115
  *Key Technology, Inc......................................         3,500            39,594
  *Key Tronic Corp..........................................       138,600           411,469
  *Keystone Consolidated Industries, Inc....................       100,586         1,235,322
  Kimball International, Inc. Class B.......................       234,400         5,713,500
  *Kimmins Corp.............................................        44,000           154,000
  *Kinark Corp..............................................        70,900           239,288
  *Kinnard Investment, Inc..................................        71,100           457,706
  *Kirby Corp...............................................        21,800           468,700
  *Kit Manufacturing Co.....................................        11,100            77,700
  Klamath First Bancorp, Inc................................       131,900         2,629,756
  Knape & Vogt Manufacturing Co.............................        46,531         1,058,580
  *Komag, Inc...............................................       125,100         1,231,453
  *Koss Corp................................................        45,700           457,000
  *Krug International Corp..................................        65,400           363,788
  *Kulicke & Soffa Industries, Inc..........................       105,000         1,811,250
  *#LCA-Vision, Inc.........................................         3,450            11,859
  LCS Industries, Inc.......................................        32,200           470,925
  LSB Industries, Inc.......................................        99,500           429,094
  LSI Industries, Inc.......................................        13,230           267,494
  *LTX Corp.................................................       382,900         1,477,755
  Lab Holdings, Inc.........................................        61,300         1,340,938
  *#Laboratory Corp. of America Holdings, Inc...............       400,700           851,488
  *Laclede Steel Co.........................................        44,100           184,669
  *Ladd Furniture, Inc......................................        87,327         2,292,334
  *Laidlaw Environmental Services, Inc......................       597,134         2,313,894
  *Lamson & Sessions Co.....................................       154,700         1,063,563
  *Landair Services, Inc....................................        16,200           504,225
  Landamerica Financial Group, Inc..........................       112,912         5,391,548
  *Laserscope...............................................       124,200           337,669
  *Laserscope (Private Placement)...........................        12,000            29,363
  *LaserSight Corporation...................................       120,300           546,989
  *Layne Christensen Co.....................................        37,300           517,538
  *Lazare Kaplan International, Inc.........................        67,500           784,688
  *Leap Group, Inc..........................................        35,000            97,891
  *Learning Co., Inc........................................       282,500         8,051,250
  *Leasing Solutions, Inc...................................         9,600           268,800
  *Lechters, Inc............................................       226,400         1,315,950
  *#Lexford Residential Trust...............................        57,000         1,218,375
  *Liberty Technologies, Inc................................        62,300           198,581
  Life USA Holdings, Inc....................................       253,800         4,100,456
  *Lifeline Systems, Inc....................................        19,500           363,188
  Lifetime Hoan Corp........................................        75,200           836,600
  Lillian Vernon Corp.......................................        97,400         1,692,325
  *Lindal Cedar Homes, Inc..................................         8,000            25,000
  Lindberg Corp.............................................        64,800         1,482,300
  *Liuski International, Inc................................        30,700            24,944
  *Lodgenet Entertainment Corp..............................       134,000         1,465,625
  *Loehmanns, Inc...........................................        78,000           433,875
  *Logans Roadhouse, Inc....................................        87,000         1,805,250
  *#Logic Devices, Inc......................................        68,900           203,470
  Lomak Petroleum, Inc......................................        98,000         1,188,250

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Lone Star Steakhouse Saloon..............................       127,500    $    2,155,547
  Longview Fibre Co.........................................         9,000           148,500
  *Loronix Information Systems, Inc.........................        52,800           138,600
  *Louis Dreyfus Natural Gas Corp...........................       277,900         4,863,250
  Luby's Cafeterias, Inc....................................        22,700           419,950
  Lufkin Industries, Inc....................................        66,600         2,256,075
  Lukens, Inc. DE...........................................       243,600         7,810,425
  *Lumen Technologies, Inc..................................        26,450           218,213
  *Lumisy, Inc..............................................        98,800           413,725
  *Luria (L.) & Son, Inc....................................        75,800               796
  *Lynch Corp...............................................         6,200           565,750
  *M-Wave, Inc..............................................        24,800            58,900
  *M.H. Meyerson & Co., Inc.................................        47,800            83,650
  M/A/R/C, Inc..............................................         5,002            89,411
  MAF Bancorp, Inc..........................................        27,961         1,052,033
  MBIA, Inc.................................................         2,715           202,437
  #MDC Holdings, Inc........................................       274,288         4,148,606
  *MEMC Electronic Materials, Inc...........................       234,200         3,176,338
  MFB Corp..................................................        19,200           513,600
  *MFRI, Inc................................................        53,900           461,519
  *MHM Services, Inc........................................           712               356
  MI Schottenstein Homes, Inc...............................        93,800         1,887,725
  *#MIM Corp................................................        44,000           196,625
  *MK Gold Corp.............................................       140,100           137,911
  MMI Companies, Inc........................................       190,400         4,212,600
  *MRS Technology, Inc......................................        67,600           104,569
  *MS Carriers, Inc.........................................       134,000         3,994,875
  MTS Systems Corp..........................................       143,200         2,671,575
  MYR Group, Inc............................................        57,610           720,125
  *Macheezmo Mouse Restaurants, Inc.........................        25,000            15,625
  Magna Group, Inc..........................................        26,684         1,482,630
  *Main Street & Main, Inc..................................        85,000           294,844
  *Manchester Equipment Co., Inc............................         3,300            12,994
  *Manhattan Bagel Co., Inc.................................         4,100             4,741
  *Mapinfo Corp.............................................        88,600         1,052,125
  Marcus Corp...............................................       206,250         3,648,047
  *Mariner Health Group, Inc................................       307,300         4,590,294
  *Marisa Christina, Inc....................................        94,000           284,938
  Maritrans, Inc............................................       143,700         1,293,300
  *Mark VII, Inc............................................        10,500           181,125
  *Marker International.....................................       115,000           415,078
  *Marlton Technologies, Inc................................        28,000           185,500
  Marsh Supermarkets, Inc. Class A..........................        42,900           600,600
  Marsh Supermarkets, Inc. Class B..........................        50,400           718,200
  Marshall & Isley Corp.....................................        50,310         2,712,023
  *Marshall Industries......................................       153,400         4,745,813
  Maryland Federal Bancorp..................................        79,130         3,066,288
  Massbank Corp. Reading, MA................................        40,266         2,048,533
  Matec Corp. DE............................................         6,900            25,875
  *Material Sciences Corp...................................       241,200         2,427,075
  *Matlack Systems, Inc.....................................        94,642           804,457
  *Matria Healthcare, Inc...................................       386,300         1,563,308
  *Matrix Pharmaceutical, Inc...............................       304,900         1,505,444
  *Matrix Service Co........................................       106,900           841,838
  *Mattson Technology, Inc..................................       136,500           902,180
  *Maverick Tube Corp.......................................        60,500           918,844
  *Max & Ermas Restaurants, Inc.............................        41,900           309,013
  *Maxco, Inc...............................................        38,500           344,094
  *Maxicare Health Plans, Inc...............................       111,800         1,062,100
  *Maxim Group, Inc.........................................        35,000           590,625
  *Maxxam, Inc..............................................        93,300         5,498,869
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *Maxxim Medical, Inc......................................       125,900    $    2,942,913
  *Maynard Oil Co...........................................        49,600           536,300
  McGrath Rent Corp.........................................        80,000         1,640,000
  McRae Industries, Inc. Class A............................         1,000             7,375
  *Meadow Valley Corp.......................................        11,200            66,500
  Medalliance, Inc. Escrow..................................        39,500                 0
  *Medaphis Corp............................................     1,115,800         8,333,631
  *Medcath, Inc.............................................       117,400         2,098,525
  Medford Bancorp, Inc......................................        51,800         2,185,313
  *Media 100, Inc...........................................        98,500           363,219
  *#Media Logic, Inc........................................        20,100            21,356
  *Medical Action Industries, Inc...........................        22,000            89,375
  *Medical Alliance, Inc....................................        51,900           196,247
  *Medical Assurance, Inc...................................        28,350           783,169
  *Medical Graphics Corp....................................        27,800           126,838
  *#Medical Resources, Inc..................................       184,856           514,131
  *Medicore, Inc............................................        58,600           162,981
  *Mediq, Inc...............................................         5,200            73,125
  *Medstone International, Inc..............................        14,500           141,375
  *Mego Mortgage Corp.......................................       126,600           239,353
  Merchants Bancorp, Inc....................................        39,400         1,322,363
  Merchants Group, Inc......................................        25,600           632,000
  #Mercury Air Group, Inc...................................        15,300           113,794
  *Meridian Data, Inc.......................................       142,900           741,294
  Meridian Insurance Group, Inc.............................        47,000           910,625
  *Merisel, Inc.............................................       335,800         1,002,153
  *Merix Corp...............................................        77,100           901,106
  Merrimac Industries, Inc..................................        11,770           172,136
  *Mesa Air Group, Inc......................................       430,100         3,440,800
  *Mesaba Holdings, Inc.....................................        30,600           663,638
  *Mestek, Inc..............................................        13,500           258,188
  *Metal Management, Inc....................................        43,300           435,706
  *Metatec Corp. Class A....................................       100,600           553,300
  *Metra Biosystems, Inc....................................       140,600           338,319
  *Metrocall, Inc...........................................       410,810         2,477,698
  *Michael Anthony Jewelers, Inc............................        81,500           198,656
  Michael Foods, Inc........................................       173,981         4,844,283
  *Michaels Stores, Inc.....................................       309,900         9,267,947
  *Micrion Corp.............................................        28,400           277,788
  *Micro Linear Corp........................................       173,100           805,997
  *Micro Warehouse, Inc.....................................       502,600         8,795,500
  *Microage, Inc............................................       241,900         3,258,091
  *Microdyne Corp...........................................         8,100            38,728
  *Micronics Computers, Inc.................................       157,900           372,545
  *Microsemi Corp...........................................         5,600            76,825
  *Microtest, Inc...........................................        93,700           456,788
  *Microtouch Systems, Inc..................................       122,600         1,950,106
  *Microwave Power Dynamics, Inc............................       117,900           792,141
  Mid America Banccorp......................................        83,246         2,830,364
  *Middleby Corp............................................       170,000         1,221,875
  Middlesex Water Co........................................         7,500           153,047
  *#Midisoft Corp...........................................        35,000            17,500
  Midland Co................................................        16,800           505,050
  *Midwest Grain Products, Inc..............................       100,900         1,343,231
  Mikasa, Inc...............................................       198,400         2,442,800
  *Mikohn Gaming Corp.......................................       120,100           788,156
  *Miller Building Systems, Inc.............................        27,300           271,294
  *Miltope Group, Inc.......................................        68,100           189,403
  Mine Safety Appliances Co.................................        37,600         2,698,975
  Minuteman International, Inc..............................         9,000           101,813
  Mississippi Chemical Corp.................................       136,000         2,278,000
  *Molecular Dynamics, Inc..................................         4,500            56,813

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *#Molten Metal Technology, Inc............................        43,500    $        8,918
  *Monaco Coach Corp........................................        19,200           517,200
  *Monarch Casino and Resort, Inc...........................         5,200            31,850
  Monarch Machine Tool Co...................................        42,400           371,000
  *Monro Muffler Brake, Inc.................................        56,600           930,363
  Monterey Bay Bancorp, Inc.................................        35,600           787,650
  *Moog, Inc. Class A.......................................        54,000         2,112,750
  *Moog, Inc. Class B.......................................        12,800           505,600
  *Moore Handley, Inc.......................................         2,000             5,063
  *Moore Medical Corp.......................................        42,100           552,563
  Moore Products Co.........................................        40,400         1,328,150
  *Morgan Products, Ltd.....................................       157,100           844,413
  *Morrison Knudsen Corp....................................       165,400         1,964,125
  *Morrow Snowboards, Inc...................................        22,500            35,859
  *Mosaix, Inc..............................................        55,100           606,100
  *Mossimo, Inc.............................................        19,000            92,625
  *Mother's Work, Inc.......................................        67,000           644,875
  *Motivepower Industries, Inc..............................        25,700           711,569
  *Motor Club of America....................................         5,600            87,150
  Movado Group, Inc.........................................        79,900         2,337,075
  *#Movie Gallery, Inc......................................       210,500         1,486,656
  *Moviefone, Inc. Class A..................................        29,500           282,094
  Mueller (Paul) Co.........................................         3,900           149,175
  *Multi Color Corp.........................................         7,600            48,450
  *Multigraphics, Inc.......................................         8,000            48,000
  *Multiple Zones International, Inc........................       192,000           642,000
  *Musicland Stores Corp....................................       263,000         3,797,063
  *Mutual Savings Bank FSB Bay City, MI.....................        50,900           620,344
  Myers Industries, Inc.....................................        12,500           264,063
  *Mylex Corp...............................................       120,600           840,431
  *N & F Worldwide Corp.....................................       120,600         1,175,850
  *NABI, Inc................................................       356,100         1,279,734
  *NAI Technologies, Inc....................................        26,700            63,413
  NBT Bancorp...............................................        68,944         2,234,217
  NCH Corp..................................................        61,900         3,942,256
  *#NCS Healthcare, Inc.....................................        91,500         2,624,906
  *NPS Pharmaceuticals, Inc.................................       173,700         1,411,313
  *NS Group, Inc............................................        64,800           826,200
  *NSA International, Inc...................................        51,800            84,175
  NSC Corp..................................................       109,658           224,457
  NYMAGIC, Inc..............................................       132,700         3,881,475
  *Nantucket Industries, Inc................................         6,500             3,250
  *Napco Security Systems, Inc..............................        49,600           263,500
  Nash Finch Co.............................................       125,900         2,136,366
  *Nashua Corp..............................................        89,800         1,419,963
  *Nathans Famous, Inc......................................        58,400           224,475
  *National Auto Credit, Inc................................       428,690           535,863
  *National Bancorp of Alaska, Inc..........................         6,400           206,000
  *National City Bancorp....................................        82,014         2,752,625
  *National Discount Brokers Group, Inc.....................        50,800           571,500
  *National Energy Group, Inc...............................       468,510           812,572
  National Gas & Oil Co.....................................        38,306           476,431
  *National Home Centers, Inc...............................        70,500           118,969
  *National Home Health Care Corp...........................        58,211           254,673
  National Insurance Group..................................        24,400           230,275
  *National Media Corp......................................       259,800           340,988
  National Presto Industries, Inc...........................        87,900         3,554,456
  *National Processing, Inc.................................        45,400           448,325
  *National Record Mart, Inc................................        55,700           661,438
  *National Standard Co.....................................         8,100            45,056
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  National Steel Corp. Class B..............................       213,100    $    3,356,325
  National Technical Systems, Inc...........................        58,000           447,688
  *National Techteam, Inc...................................       164,500         1,485,641
  *National Western Life Insurance Co. Class A..............        24,300         2,731,472
  *Natural Wonders, Inc.....................................        89,100           363,361
  *Navigators Group, Inc....................................         2,100            38,588
  Nelson (Thomas), Inc......................................       125,400         1,622,363
  *Netmanage, Inc...........................................       376,000         1,239,625
  *Netrix Corp..............................................       111,500           313,594
  *Network Computing Devices, Inc...........................       162,300         1,389,694
  *Network Equipment Technologies, Inc......................       223,900         3,512,431
  *Network Peripherals, Inc.................................       137,800           598,569
  *Neurocrine Biosciences, Inc..............................        28,000           236,250
  *Neuromedical Systems, Inc................................       278,600           444,019
  *New Brunswick Scientific Co., Inc........................        46,296           444,152
  *New Horizons Worldwide, Inc..............................        55,100           971,138
  New Jersey Resources Corp.................................       166,312         5,976,838
  *New Mexico & Arizona Land Co.............................        34,816           478,720
  Newcor, Inc...............................................        50,142           466,947
  Newmil Bancorp, Inc.......................................        41,100           559,988
  Newport Corp..............................................        74,700         1,629,394
  *Nexthealth, Inc..........................................        81,300           157,519
  *Niagara Corp.............................................        28,900           282,678
  *Nichols Research Corp....................................        13,650           329,306
  *Nitches, Inc.............................................         7,358            19,545
  *#Nobel Education Dynamics, Inc...........................        67,500           542,109
  *Noel Group, Inc..........................................        95,400           232,538
  Noland Co.................................................         2,000            50,250
  *Noodle Kidoodle, Inc.....................................        86,000           502,563
  *Nord Resources Corp......................................       250,500           547,969
  *Norland Medical System, Inc..............................       117,000           255,938
  *Nortek, Inc..............................................        99,300         3,053,475
  North Central Bancshares, Inc.............................        38,900           860,663
  Northrim Bank.............................................           315             4,883
  *Northwestern Steel & Wire Co.............................       312,200         1,419,534
  *Norton McNaughton, Inc...................................       105,000           702,188
  *Norwood Promotional Products, Inc........................        41,700           837,909
  *Novacare, Inc............................................       664,400         7,308,400
  *Nu Horizons Electronics Corp.............................       108,600           671,963
  *Nu-Kote Holding, Inc. Class A............................       207,800            87,666
  *Nuevo Energy Co..........................................       153,000         4,972,500
  *Numerex Corp. Class A....................................        19,000            98,563
  *Nview Corp...............................................        49,000            68,906
  O'Sullivan Corp...........................................       173,600         1,692,600
  *O'Sullivan Industries Holdings, Inc......................       219,000         3,285,000
  *O.I. Corp................................................        48,200           227,444
  *ODS Networks, Inc........................................        68,900           475,841
  *OHM Corp.................................................       209,900         2,859,888
  *OMI Corp.................................................       526,700         4,839,056
  *OSI Pharmaceutical, Inc..................................        61,500           397,828
  *OTR Express, Inc.........................................        15,000            95,625
  *Oacis Healthcare Holdings Corp...........................         6,000            20,813
  *Oak Technology, Inc......................................       620,500         3,383,664
  Ocean Financial Corp......................................        94,700         1,825,934
  *Offshore Logistics, Inc..................................       351,700         7,187,869
  Oglebay Norton Co.........................................        32,000         1,392,000
  Ohio Art Co...............................................         3,800            97,375
  Oil-Dri Corp. of America..................................        50,800           762,000
  *Old America Stores, Inc..................................        39,300                 0
  *Old Dominion Freight Lines, Inc..........................       133,400         2,226,113

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Olympic Steel, Inc.......................................       186,000    $    2,621,438
  *Omega Environmental, Inc.................................        37,000            13,875
  *On Command Corp..........................................        53,000           730,406
  *One Price Clothing Stores, Inc...........................       114,500           465,156
  Oneida, Ltd...............................................        60,400         1,687,425
  *Oneita Industries, Inc...................................        54,200            35,230
  *Onyx Acceptance Corp.....................................        10,000           101,563
  *Onyx Pharmacueticals, Inc................................        91,700           727,869
  *Opinion Research Corp....................................        43,900           326,506
  *Opta Food Ingredients, Inc...............................       171,600           970,613
  *Opti, Inc................................................       149,200           974,463
  Optical Coating Laboratory, Inc...........................       115,200         1,936,800
  *Optical Sensors, Inc.....................................         5,400            25,313
  *Optika Imaging Systems, Inc..............................       111,500           327,531
  *Option Care, Inc.........................................       120,500           402,922
  *Orange Co., Inc..........................................       108,400           718,150
  *Oravax, Inc..............................................        30,000            37,031
  *Orbital Sciences Corp....................................       259,100        10,606,906
  Oregon Steel Mills, Inc...................................       273,761         6,621,594
  *Oriole Homes Corp. Class A Convertible...................        20,500           105,703
  *Oriole Homes Corp. Class B...............................        29,400           144,244
  *Oroamerica, Inc..........................................        70,400           767,800
  *Orthologic Corp..........................................       281,400         1,486,144
  Oshkosh B'Gosh, Inc. Class A..............................        46,300         1,792,678
  Oshkosh Truck Corp. Class B...............................        86,400         2,014,200
  *Oshman's Sporting Goods, Inc.............................        65,700           385,988
  *Ostex International, Inc.................................       126,100           319,191
  *Outlook Group Corp.......................................        45,500           273,000
  Overseas Shipholding Group, Inc...........................       171,600         3,324,750
  Owosso Corp...............................................        64,000           452,000
  Oxford Industries, Inc....................................       107,400         3,745,575
  *PAM Transportation Services, Inc.........................        43,500           447,234
  *PC Service Source, Inc...................................        85,800           418,275
  *PIA Merchandising Services, Inc..........................        11,500            76,906
  *PICO Holdings, Inc.......................................       235,900         1,054,178
  PLM International, Inc....................................        94,800           817,650
  *PPT Vision, Inc..........................................        89,000           611,875
  PS Group Holdings, Inc....................................        31,500           405,563
  *PST Vans, Inc............................................        44,900           249,756
  PXRE Corp.................................................       216,583         6,822,365
  *Pages, Inc...............................................        11,800            14,934
  *Palmer (Arnold) Golf Co..................................         9,900            15,778
  Pamrapo Bancorp, Inc......................................        32,300           916,513
  Pancho's Mexican Buffet, Inc..............................        43,800            73,913
  *Par Technology Corp......................................       135,500           889,219
  *Paragon Trade Brands, Inc................................       142,500           676,875
  Park Electrochemical Corp.................................        54,100         1,284,875
  *Park-Ohio Industries, Inc................................       127,300         2,402,788
  *Parker Drilling Co.......................................       190,000         1,603,125
  Parkvale Financial Corp...................................        39,940         1,283,073
  *Parlux Fragrances, Inc...................................       189,800           385,531
  Patina Oil & Gas Corp.....................................        49,126           353,093
  Patrick Industries, Inc...................................        68,800         1,087,900
  *Paul Harris Stores, Inc..................................        68,100           876,788
  *Paul-Son Gaming Corp.....................................        14,500           128,688
  *Paxson Communications Corp...............................       450,400         5,320,350
  *Payless Cashways, Inc....................................         4,156            13,442
  *Paymentech, Inc..........................................       561,000         9,537,000
  Peerless Manufacturing Co.................................        16,000           198,000
  Penford Corp..............................................        50,500         1,578,125
  *#Penn Traffic Co.........................................       116,000           471,250
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *Penn Treaty American Corp................................        87,600    $    2,660,850
  Penn Virginia Corp........................................       147,000         4,152,750
  #Penncorp Financial Group, Inc............................        62,000         1,371,750
  Pennfed Financial Services, Inc...........................       112,200         1,956,488
  *Pentech International, Inc...............................        66,700           116,725
  Peoples Bancshares, Inc. Massachusetts....................        32,400           842,400
  Peoples Bank CT...........................................         9,692           368,902
  *#Peoples Choice TV Corp..................................       212,000           331,250
  Peoples Heritage Financial Group, Inc.....................       297,460         6,683,554
  *Peoples Telephone Co., Inc...............................        91,000           244,563
  *Perfumania, Inc..........................................        87,200           215,275
  *Perini Corp..............................................        59,300           526,288
  *Periphonics Corp.........................................        42,200           429,913
  *Petco Animal Supplies, Inc...............................        52,300         1,019,850
  *Pete's Brewing Co........................................       115,500           673,148
  *Petrocorp, Inc...........................................        95,200           773,500
  *Petroleum Development Corp...............................        54,300           302,044
  *Phar-Mor, Inc............................................       158,200         1,512,788
  *Pharmaceutical Marketing Services, Inc...................        10,400           139,100
  *Pharmaceutical Resources, Inc............................       201,400           918,888
  *Pharmchem Laboratories, Inc..............................        64,900           162,250
  *Pharmerica, Inc..........................................        36,000           437,625
  *Philip Services Corp.....................................        29,581           114,626
  *Phillips (R.H.), Inc.....................................         5,700            18,080
  Phillips-Van Heusen Corp..................................       376,100         4,889,300
  Phoenix Investment Partners, Ltd..........................       446,800         4,188,750
  *Photo Control Corp.......................................         4,200             9,450
  *Photon Dynamics, Inc.....................................        92,300           403,813
  *Phymatrix Corp...........................................       111,800         1,053,366
  *Physician Reliance Network, Inc..........................       513,300         5,662,341
  *Physicians Resource Group, Inc...........................       279,250         1,431,156
  *Physiometrix, Inc........................................        67,500           113,906
  Piccadilly Cafeterias, Inc................................       105,400         1,357,025
  *Picturetel Corp..........................................       441,000         4,161,938
  *Pilgrim America Capital Corp.............................        64,350         1,673,100
  Pilgrim Pride Corp........................................       431,200         7,384,300
  *Pinkertons, Inc..........................................        42,500           887,188
  Pinnacle Bancshares, Inc..................................         9,800           156,188
  *Pinnacle Systems, Inc....................................        60,300         2,027,588
  Pioneer Standard Electronics, Inc.........................       258,400         3,221,925
  Pitt-Des Moines, Inc......................................        34,650         1,845,113
  Pittston Co. Burlington Group.............................       333,900         5,864,119
  *Planar Systems, Inc......................................       141,100         1,710,838
  *Players International, Inc...............................       448,900         2,426,866
  *Polk Audio, Inc..........................................         5,500            97,625
  *Pollo Tropical, Inc......................................        74,800           745,663
  *Polymedica Industries, Inc...............................        81,640           704,145
  *Polymer Group, Inc.......................................       492,500         5,879,219
  *Pool Energy Services Co..................................       188,558         3,847,762
  Pope & Talbot, Inc........................................       160,500         2,176,781
  *Porta Systems Corp.......................................         5,100            21,675
  Portec, Inc...............................................        48,106           766,689
  *Powell Industries, Inc...................................        49,000           594,125
  *Powercerv Corp...........................................       191,000           937,094
  *Powerhouse Technologies, Inc.............................       168,600         1,628,044
  *Powertel, Inc............................................       253,500         4,610,531
  *Precision Response, Corp.................................       198,900         1,364,330
  *Premiumwear, Inc.........................................        20,100            97,988
  *President Casinos, Inc...................................        46,483           110,397

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Presidential Life Corp....................................       331,600    $    7,315,925
  *Presley Companies Class A................................        83,300            62,475
  *Price Communications Corp................................       159,375         1,733,203
  Price Enterprises, Inc....................................       255,400         4,557,294
  *Pricesmart, Inc..........................................        36,850           573,478
  Prime Bancorp, Inc........................................        30,847         1,403,539
  Primesource Corp..........................................        67,254           609,489
  *Printronix, Inc..........................................        76,100         1,217,600
  *Procyte Corp.............................................       110,500           132,945
  *Proffitts, Inc...........................................        65,700         2,578,725
  *Programmers Paradise, Inc................................        30,900           303,206
  Progress Financial Corp...................................        27,300           527,231
  *Progress Software Corp...................................        98,500         3,185,859
  Progressive Bank, Inc.....................................        38,500         1,597,750
  *Proteon, Inc.............................................       152,200           190,250
  *Protocol Systems, Inc....................................       107,500         1,034,688
  Providence & Worcester Railroad Co........................        19,300           277,438
  *Provident American Corp..................................         4,900            31,084
  *Provident Financial Holdings, Inc........................        28,700           663,688
  *Proxim, Inc..............................................        98,400         1,297,650
  Pulaski Furniture Corp....................................        33,200           854,900
  *Pulsepoint Communications Corp...........................         6,250            35,938
  *Pure World, Inc..........................................        72,000         1,044,000
  *Pyramid Breweries, Inc...................................        86,300           264,294
  *QMS, Inc.................................................       119,200           528,950
  *Quad Systems Corp........................................        68,000           261,375
  Quaker Chemical Corp......................................        71,600         1,490,175
  *Quaker City Bancorp, Inc.................................        50,850         1,153,659
  *Quaker Fabric Corp.......................................        81,400         2,177,450
  Quaker State Corp.........................................       498,500         8,443,344
  *Quality Dining, Inc......................................       198,500           809,508
  *Quality Semiconductor, Inc...............................        95,400           299,616
  *Quality Systems, Inc.....................................        78,500           677,063
  Quanex Corp...............................................       205,000         6,367,813
  *Quarterdeck Office Systems, Inc..........................        71,900            99,986
  Queens County Bancorp.....................................        69,148         3,077,086
  *Quest Medical, Inc.......................................        49,060           438,474
  *Quiksilver, Inc..........................................        11,000           211,406
  *Quintel Entertainment, Inc...............................        23,000           125,063
  Quixote Corp..............................................        80,600         1,042,763
  *R & B, Inc...............................................        87,100         1,132,300
  *RDM Sports Group, Inc....................................       118,500             2,963
  RLI Corp..................................................        88,650         4,620,881
  *RMH Teleservices, Inc....................................        50,300           187,839
  RPC, Inc..................................................       108,000         1,424,250
  *RTW, Inc.................................................       100,600           798,513
  *Rag Shops, Inc...........................................        53,100           192,488
  *Ragan (Brad), Inc........................................        21,000           811,125
  *Railamerica, Inc.........................................        92,900           598,044
  *Railtex, Inc.............................................       105,400         1,630,406
  *Rainbow Technologies, Inc................................        19,100           460,788
  *Rainforest Cafe, Inc.....................................       169,400         2,355,719
  *#Rally's Hamburgers, Inc.................................        80,300           171,892
  *Ramsay Health Care, Inc..................................       153,800           297,988
  *Rare Hospitality International, Inc......................       133,500         1,664,578
  Raritan Bancorp, Inc. DE..................................         1,575            44,100
  *Raster Graphics, Inc.....................................        61,500            65,344
  Raven Industries, Inc.....................................         2,100            42,263
  *Raytech Corp. DE.........................................        20,700           108,675
  *#Read-Rite Corp..........................................       404,700         3,553,772
  *Reading Entertainment, Inc...............................        33,736           453,328
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *Recoton Corp.............................................       143,300    $    4,643,816
  *Redhook Ale Brewery, Inc.................................        16,100           103,644
  *Redwood Empire Bancorp...................................        28,200           574,575
  *Refac Technology Development Corp........................        41,685           442,903
  *Regeneron Pharmaceuticals, Inc...........................       403,200         3,780,000
  *Reliability, Inc.........................................        44,500           472,813
  Reliance Steel and Aluminum Co............................        12,250           467,797
  *Relm Wireless Corp.......................................        59,254           231,461
  *Remington Oil and Gas Corp. Class B......................        18,200           112,613
  *Rentrak Corp.............................................        63,000           371,109
  *Repligen Corp............................................        30,200            59,456
  *#Reptron Electronics, Inc................................        63,000           767,813
  *Republic Automotive Parts, Inc...........................        39,800           812,169
  Republic Bancorp, Inc.....................................        34,769           659,524
  *Republic Engineered Steels, Inc..........................       340,000         1,136,875
  Republic Security Financial Corp..........................        47,100           554,897
  Resource Bancshares Mortgage Group, Inc...................       105,135         1,836,577
  *Response Oncology, Inc...................................       183,889         1,166,546
  *Rex Stores Corp..........................................        96,100         1,291,344
  *Rexhall Industries, Inc..................................        12,789           101,912
  Richardson Electronics, Ltd...............................        41,400           548,550
  *Riddell Sports, Inc......................................        94,900           492,294
  *#Ride, Inc...............................................       131,800           238,888
  Riggs National Corp.......................................       298,400         8,187,350
  *Right Management Consultants, Inc........................        78,300         1,071,731
  *Rightchoice Managed Care, Inc. Class A...................        47,700           551,531
  *Rimage Corp..............................................         3,300            38,363
  *Rio Hotel & Casino, Inc..................................       127,800         2,779,650
  Rival Co..................................................        94,300         1,376,191
  *River Oaks Furniture, Inc................................        47,600             5,950
  *Riverside Group, Inc.....................................         3,200            11,300
  Riverview Bancorp, Inc....................................        11,400           192,375
  *Roadhouse Grill, Inc.....................................        55,300           293,781
  Roanoke Electric Steel Corp...............................       131,100         2,671,163
  *Roberds, Inc.............................................        79,700           224,156
  *Roberts Pharmaceutical Corp..............................       300,200         4,953,300
  Robinson Nugent, Inc......................................        53,900           282,975
  *Rock Bottom Restaurants, Inc.............................       109,400           690,588
  Rock-Tenn Co. Class A.....................................       324,500         4,766,094
  *Rocky Shoes & Boots, Inc.................................        50,000           782,813
  *Rodman & Renshaw Capital Group, Inc......................        19,700                 0
  Rollins Truck Leasing Corp................................       824,400         9,892,800
  *Rottlund, Inc............................................        37,800           151,200
  Rouge Industries, Inc. Class A............................       220,200         2,780,025
  *Royal Precision, Inc.....................................        14,150            72,077
  Ruby Tuesday, Inc.........................................       178,000         2,859,125
  *Rush Enterprises, Inc....................................        25,500           352,219
  Russ Berrie & Co., Inc....................................       171,100         4,320,275
  *Ryans Family Steak Houses, Inc...........................       549,400         5,614,181
  Ryland Group, Inc.........................................       213,664         4,286,634
  *S&K Famous Brands, Inc...................................        57,700         1,045,813
  *S3, Inc..................................................       557,100         3,638,559
  *#SABA Petroleum Co.......................................        25,400            44,450
  *SBE, Inc.................................................         7,600            31,825
  *SBS Technologies, Inc....................................        40,000         1,117,500
  *SED International Holdings, Inc..........................        84,500           742,016
  *SEMX Corp................................................        99,400           563,784

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *SFX Broadcasting, Inc. Class A...........................        24,100    $    1,812,019
  *SGV Bancorp, Inc.........................................         9,300           166,238
  *SLH Corp.................................................        67,150         1,567,533
  *SSE Telecom, Inc.........................................        68,100           283,041
  *STM Wireless, Inc. Class A...............................        70,000           748,125
  *SYNC Research, Inc.......................................       283,400         1,053,894
  *Safety 1st, Inc..........................................        65,400           490,500
  *Saint Paul Companies, Inc................................        20,908           927,793
  *Salant Corp. DE..........................................       153,800            96,125
  Salient 3 Communications, Inc. Class A....................        72,900           726,722
  *San Filippo (John B.) & Son, Inc.........................        74,800           486,200
  Sanderson Farms, Inc......................................       154,800         1,828,575
  *Sands Regent Casino Hotel................................        43,282            94,679
  Sandwich Bancorp, Inc.....................................        19,400         1,233,719
  *Santa Cruz Operation, Inc................................       119,100           599,222
  *Saucony, Inc. Class A....................................        19,800           112,613
  *Saucony, Inc. Class B....................................        30,000           161,250
  *#Savoir Technology Group, Inc............................        12,300           123,769
  *Scan-Optics, Inc.........................................        76,000           415,625
  *Schieb (Earl), Inc.......................................        70,500           537,563
  Schnitzer Steel Industries, Inc. Class A..................        13,500           350,156
  *Scholastic Corp..........................................        95,400         3,783,206
  *Schuler Homes, Inc.......................................       291,000         2,418,938
  *Schulman (A.), Inc.......................................        83,000         1,660,000
  Schultz Sav-O Stores, Inc.................................        15,300           240,975
  *Scios-Nova, Inc..........................................       145,300         1,371,269
  Scope Industries, Inc.....................................         4,200           289,800
  *Scott Technologies, Inc. Class B.........................        17,700           251,672
  Seaboard Corp.............................................           100            26,550
  *Sealright Co., Inc.......................................       119,300         1,610,550
  *Secom General Corp.......................................        57,500            97,031
  *Segue Software, Inc......................................        69,200           897,438
  *Seibels Bruce Group, Inc.................................        55,700           410,788
  *Seitel, Inc..............................................        43,000           731,000
  Selas Corp. of America....................................        61,500           580,406
  Selective Insurance Group, Inc............................       286,400         7,500,100
  *Seneca Foods Corp. Class B...............................        10,500           171,281
  *#Sentry Technology Corp..................................        16,802            19,952
  *Sequa Corp. Class A......................................        68,600         4,741,975
  *Sequa Corp. Class B......................................        31,400         2,658,206
  *Sequent Computer Systems, Inc............................       398,200         6,632,519
  *Service Merchandise Co., Inc.............................     1,081,800         2,298,825
  *Servico, Inc.............................................       123,900         2,106,300
  *Shaman Pharmaceuticals...................................        35,800           173,966
  *Sharper Image Corp.......................................        93,400           577,913
  *Shaw Group, Inc..........................................        67,000         1,641,500
  Shelby Williams Industries, Inc...........................        32,000           488,000
  *Sheldahl, Inc............................................        90,000           860,625
  *Shiloh Industries, Inc...................................       156,300         3,345,797
  *Shoe Carnival, Inc.......................................       127,300         1,774,244
  *Sholodge, Inc............................................        75,000           698,438
  *Shoney's, Inc............................................       594,304         2,637,224
  *Shopko Stores, Inc.......................................       260,700         9,091,913
  *Show Biz Pizza Time, Inc.................................        24,900           886,284
  Showboat, Inc.............................................       262,000         8,023,750
  Sifco Industries, Inc.....................................        41,600         1,014,000
  *Sight Resource Corp......................................        96,800           390,225
  *Sigma Circuits, Inc......................................        36,200           317,881
  *Sigma Designs, Inc.......................................        11,300            46,613
  *Sigmatron International, Inc.............................         9,500            68,578
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *Signal Technology Corp...................................        79,400    $      446,625
  *Silicon Storage Technology, Inc..........................        10,000            28,594
  *Silicon Valley Group, Inc................................       323,000         5,884,656
  Simmons First National Corp. Class A......................        41,600         1,859,000
  Simpson Industries, Inc...................................       204,500         2,856,609
  *Sizzler International, Inc...............................       212,700           584,925
  Skaneateles Bancorp, Inc..................................        13,950           244,125
  Skyline Corp..............................................       101,600         2,959,100
  Skywest, Inc..............................................       123,900         5,381,906
  Smart & Final Food, Inc...................................        22,800           427,500
  *Smartflex Systems, Inc...................................        63,900           559,125
  Smith (A.O.) Corp.........................................       138,500         6,994,250
  Smith (A.O.) Corp. Convertible Class A....................        46,500         2,348,250
  *Smithway Motor Express Corp. Class A.....................        10,500           154,875
  Snyder Oil Corp...........................................        20,100           389,438
  *Sodak Gaming, Inc........................................       222,100         1,408,947
  *Softech, Inc.............................................        31,300           191,713
  *#Software Spectrum, Inc..................................        51,900           937,444
  *Sonosight, Inc...........................................        33,609           222,660
  *Sound Advice, Inc........................................        16,600            53,950
  South Jersey Industries, Inc..............................       110,377         3,014,672
  *Southern Energy Homes, Inc...............................        47,300           470,044
  *Southwall Technologies, Inc..............................        83,600           470,250
  Southwest Bancshares, Inc. DE.............................        19,500           621,563
  Southwest Securities Group, Inc...........................        66,000         1,666,500
  Southwestern Energy Co....................................       357,900         3,780,319
  *Spacelabs Medical, Inc...................................       155,400         2,559,244
  *Spacetec IMC Corp........................................        41,900           125,700
  *Spaghetti Warehouse, Inc.................................        96,100           660,688
  Span-American Medical System, Inc.........................        25,300           208,725
  *Spartan Motors, Inc......................................       130,300           965,034
  *Sparton Corp.............................................       100,600           855,100
  *Spec's Music, Inc........................................        36,900           102,628
  *Specialty Chemical Resources, Inc........................        23,000            20,125
  *Spectran Corp............................................        76,300           619,938
  *Speizman Industries, Inc.................................        37,400           210,375
  *Spiegel, Inc. Class A Non-Voting.........................       240,000         1,282,500
  *Sport Chalet, Inc........................................        42,300           228,684
  *Sport Supply Group, Inc..................................        85,900           810,681
  *Sport-Haley, Inc.........................................        33,000           413,531
  *Sports Authority, Inc....................................       128,000         1,928,000
  *Sports Club Co., Inc.....................................        69,900           498,038
  Springs Industries, Inc. Class A..........................           800            44,900
  St. Francis Capital Corp..................................        46,300         1,915,663
  St. Paul Bancorp, Inc.....................................       255,937         6,446,413
  *#Stac, Inc...............................................        89,200           473,875
  *Staff Builders, Inc. Class A.............................       233,400           361,041
  *Stage II Apparel Corp....................................        31,600            23,700
  *Standard Commercial Corp.................................       168,180         1,871,003
  *Standard Management Corp.................................        75,600           562,275
  *Standard Microsystems Corp...............................       203,300         2,255,359
  Standard Motor Products, Inc. Class A.....................       142,150         3,127,300
  Standard Pacific Corp. DE.................................       333,672         5,776,697
  Standard Products Co......................................       265,900         7,810,813
  *Stanford Telecommunications, Inc.........................        21,200           302,100
  *Stanley Furniture, Inc...................................       118,400         2,405,000
  *Star Multi Care Services, Inc............................        57,100           142,750

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Starcraft Corp...........................................        27,300    $       61,425
  Starrett (L.S.) Co. Class A...............................        58,400         2,259,350
  *Starter Corp.............................................       214,800           724,950
  *Station Casinos, Inc.....................................       526,100         7,825,738
  *Steel of West Virginia, Inc..............................        68,000           739,500
  Steel Technologies, Inc...................................       130,500         1,468,125
  Stepan Co.................................................       107,600         3,402,850
  Stephan Co................................................        49,000           624,750
  Sterling Bancorp..........................................        63,500         1,738,313
  *Sterling Financial Corp. WA..............................        74,080         1,944,600
  *Stevens International, Inc. Class A......................        53,000           152,375
  Stewart & Stevenson Services, Inc.........................       109,300         2,264,559
  Stewart Information Services Corp.........................        69,000         2,647,875
  Stifel Financial Corp.....................................        62,307           973,547
  *Stimsonite Corp..........................................        62,200           476,219
  Stone & Webster, Inc......................................       134,400         5,443,200
  *#Stormedia, Inc. Class A.................................       136,200           446,906
  *Strategic Diagnostics, Inc...............................        45,000           166,641
  *Strategic Distribution, Inc..............................       243,600         1,316,963
  *Stratus Properties, Inc..................................       150,100           863,075
  Strawbridge and Clothier Liquidating Trust................        71,881            46,813
  *Strouds, Inc.............................................       136,000           450,500
  *Stuart Entertainment, Inc................................        60,000           101,250
  *Suburban Lodges of America, Inc..........................        44,000           706,750
  *#Sulcus Computer Corp....................................       180,900           474,863
  Sumitomo Bank of California...............................       120,700         4,533,794
  *Summa Four, Inc..........................................        68,300           815,331
  *Summit Technology, Inc...................................        12,000            64,688
  *Summitt Medical Systems, Inc.............................       169,000           602,063
  *Sun Television and Appliances, Inc.......................       206,300           419,047
  *Sunbelt Nursery Group, Inc...............................        22,700                 0
  *Sundance Homes, Inc......................................        20,500            46,766
  *Sunrise Medical, Inc.....................................       284,500         4,409,750
  *Sunrise Resources, Inc...................................        82,000           271,625
  Superior Surgical Manufacturing Co., Inc..................        80,900         1,274,175
  *Suprema Specialties, Inc.................................        50,500           209,891
  *Supreme International Corp...............................        68,550         1,156,781
  *Surety Capital Corp......................................        66,400           315,400
  Susquehanna Bancshares, Inc...............................       156,715         5,847,428
  *#Swift Energy Corp.......................................        57,500         1,038,594
  *Swiss Army Brands, Inc...................................        87,300           995,766
  *Sybase, Inc..............................................       166,800         1,329,188
  *Sybron Chemicals, Inc....................................         1,600            52,700
  *Sylvan, Inc..............................................       104,000         1,547,000
  *Symix Systems, Inc.......................................         8,600           168,775
  *Symmetricom, Inc.........................................       154,700           981,378
  *Syms Corp................................................       128,700         1,914,413
  Synalloy Corp. DE.........................................        27,600           376,050
  *Synbiotics Corp..........................................        84,900           267,966
  *Syncor International Corp. DE............................       117,600         2,058,000
  *Syntellect, Inc..........................................       218,100           565,697
  *Synthetic Industries, Inc................................        87,500         1,785,547
  *Sypris Solutions, Inc....................................        26,250           267,422
  *Syquest Technology, Inc..................................        75,900           136,383
  *TBC Corp.................................................       386,900         3,179,834
  TCBY Enterprises, Inc.....................................       200,966         1,946,858
  *TCC Industries, Inc......................................        24,800           119,350
  *TCI International, Inc...................................        27,600           136,275
  *TCSI Corp................................................       305,600         1,585,300
  TF Financial Corp.........................................        11,300           300,863
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *TII Industries, Inc......................................        77,900    $      335,944
  TJ International, Inc.....................................       105,800         3,064,894
  TR Financial Corp.........................................       136,400         6,099,638
  *TRC Companies, Inc.......................................        71,450           357,250
  *TRM Copy Centers Corp....................................        72,000           931,500
  Tab Products Co. DE.......................................        51,800           757,575
  *Taco Cabana, Inc.........................................       187,900         1,191,991
  Talbots, Inc..............................................       240,000         6,855,000
  *Tandy Brand Accessories, Inc.............................        12,600           222,075
  *Tandy Crafts, Inc........................................       149,700           711,075
  Tasty Baking Co...........................................         3,000            56,250
  *Team, Inc................................................        65,300           322,419
  *Tech-Sym Corp............................................        63,400         1,834,638
  *Technical Communications Corp............................         6,300            38,981
  Technology Research Corp..................................        61,000           128,672
  *Tegal Corp...............................................       109,000           451,328
  *Tei, Inc.................................................       111,600           240,638
  *Telco Systems, Inc.......................................        43,500           429,563
  Telxon Corp...............................................       130,200         4,321,013
  *Temtex Industries, Inc...................................        35,700           149,494
  Terra Industries, Inc.....................................        44,300           448,538
  *Tesoro Petroleum Corp....................................       285,700         5,517,581
  *#Tesseract Group, Inc....................................        85,600           449,400
  *Tetra Technologies, Inc..................................        37,900           826,694
  Texas Industries, Inc.....................................        34,562         2,052,119
  *Texas Micro, Inc.........................................       137,700           542,194
  *Texfi Industries, Inc....................................        27,100            57,588
  *Thermo Power Corp........................................        95,600         1,087,450
  Thermo Remediation, Inc...................................       118,100           649,550
  *#Thermo Sentron, Inc.....................................       135,500         1,702,219
  *Thermo Terratech, Inc....................................       130,000           617,500
  *Thermo Voltek Corp.......................................        49,800           348,600
  *Thermospectra Corp.......................................        11,000           121,688
  *Thomas Group, Inc........................................        33,500           341,281
  Thomas Industries, Inc....................................       133,850         3,429,906
  Thomaston Mills, Inc......................................        34,800           269,700
  Thor Industries, Inc......................................         3,900           107,981
  *Thorn Apple Valley, Inc..................................        62,615           986,186
  *Tipperary Corp...........................................       129,200           468,350
  *Titan Corp...............................................        53,430           340,616
  Titan International, Inc..................................       196,000         3,809,750
  Toastmaster, Inc..........................................        83,600           512,050
  *Today's Man, Inc.........................................        86,000           225,750
  *Todd Shipyards Corp......................................       114,200           735,163
  Todd-AO Corp. Class A.....................................         3,740            46,984
  *Toddhunter International, Inc............................        76,000           660,250
  *Topps, Inc...............................................        68,200           233,372
  Toro Co...................................................        24,000           838,500
  *Tower Air, Inc...........................................       166,400           715,000
  *Tractor Supply Co........................................        30,100           737,450
  *Trak Auto Corp...........................................        40,200           472,350
  *#Trans World Airlines, Inc...............................       638,300         6,622,363
  *Trans World Entertainment Corp...........................       177,700         6,402,753
  *Transcend Services, Inc..................................        20,100            64,069
  *Transfinancial Holdings, Inc.............................        68,700           618,300
  Transmedia Network, Inc...................................        11,000            67,375
  *TransNet Corp............................................        59,500            55,781
  #Transport Lux Corp.......................................         2,546            33,098
  Transtechnology Corp......................................        54,900         1,482,300
  *Transworld Healthcare, Inc...............................        48,800           314,150
  *#Travel Ports of America, Inc............................        66,978           223,958
  Treadco, Inc..............................................        55,500           482,156

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  *Tremont Corp. DE.........................................        68,133    $    3,832,481
  *Trend-Lines, Inc. Class A................................        70,900           381,088
  Trenwick Group, Inc.......................................        48,000         1,788,000
  *Triangle Pacific Corp....................................        30,000         1,314,375
  *Triathlon Broadcasting Co. Class A.......................         7,200            76,050
  *Tricord Systems, Inc.....................................        89,500            88,102
  *Trident Microsystems, Inc................................       149,300         1,049,766
  *Tridex Corp..............................................        71,900           494,313
  Trigen Energy Corp........................................       196,700         2,729,213
  *Trimark Holdings, Inc....................................        30,300           109,838
  Trion, Inc................................................        17,800           104,575
  *Triple S Plastics, Inc...................................        30,500           192,531
  *Tripos, Inc..............................................        29,566           328,922
  *Trism, Inc...............................................        64,800           155,925
  *Truevision, Inc..........................................       117,800           242,963
  *#Trump Hotels & Casino Resorts, Inc......................       366,800         3,140,725
  *Tseng Laboratories, Inc..................................       180,100           405,225
  *Tultex Corp..............................................       323,307           969,921
  *Turner Corp..............................................        41,732         1,121,548
  Twin Disc, Inc............................................        33,600         1,075,200
  Tyler Corp................................................       213,100         1,997,813
  U.S. Bancorp, Inc.........................................        40,300         3,226,519
  *#U.S. Diagnostic, Inc....................................       280,000         1,255,625
  *URS Corp.................................................        80,202         1,333,358
  *US Can Corp..............................................       214,100         3,626,319
  *US Foodservice, Inc......................................       174,730         5,787,931
  *US Servis, Inc...........................................        18,400            32,775
  *US Xpress Enterprises, Inc. Class A......................        26,100           508,950
  *USData Corp..............................................         6,750            36,703
  UST Corp..................................................        18,310           509,819
  *#Ugly Duckling Corp......................................        40,000           351,250
  *Ultimate Electronics, Inc................................        82,700           273,944
  *Ultradata Corp...........................................        25,000           132,813
  *#Ultrafem, Inc...........................................       114,000             7,980
  *Ultrak, Inc..............................................       150,500         1,472,078
  *#Ultralife Batteries, Inc................................        50,400           584,325
  *#Ultratech Stepper, Inc..................................       168,300         3,413,334
  *#Unapix Entertainment, Inc...............................         3,000            15,188
  *Uni-Marts, Inc...........................................       103,200           374,100
  Unico American Corp.......................................        44,700           695,644
  Unifirst Corp.............................................        98,700         2,541,525
  *Unimark Group, Inc.......................................       125,900           613,763
  *Union Acceptance Corp. Class A...........................        51,400           375,863
  *Unique Casual Restaurants, Inc...........................        98,000           584,938
  *Uniroyal Technology Corp.................................       163,600         1,482,625
  *Unit Corp................................................        90,500           707,031
  *Unit Instruments, Inc....................................        66,700           433,550
  *United American Healthcare Corp.,........................        80,200            80,200
  United Bankshares, Inc. WV................................        25,500           635,906
  #United Companies Financial Corp..........................       521,300         9,578,888
  United Fire Casualty Co...................................        18,750           728,906
  United Industrial Corp....................................       150,600         1,807,200
  United National Bancorp...................................         7,865           233,001
  *United Retail Group, Inc.................................       150,600         1,666,013
  *United States Energy Corp................................        15,700           102,050
  *United States Home Corp..................................       129,100         5,220,481
  *United States Homecare Corp..............................         3,400             1,753
  United Wisconsin Services, Inc............................       244,800         7,588,800
  *Unitel Video, Inc........................................        29,500           143,813
  Unitog Co.................................................        17,300           400,063
  *Unitrode Corp............................................        55,000           718,438
  *Universal American Financial Corp........................        13,100            34,388
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *Universal Electronics, Inc...............................        63,900    $      642,994
  *#Universal International, Inc............................        34,600            78,931
  *Universal Standard Medical Labs, Inc.....................        64,100           136,213
  *Uno Restaurant Corp......................................       103,100           760,363
  *Uranuim Resources, Inc...................................       196,000           505,313
  *Urocor, Inc..............................................       112,700           831,163
  *Urogen Corp. (Restricted)................................        14,500            13,141
  *Uroquest Medical Corp....................................        33,900            98,522
  *Utilx Corp...............................................        81,600           413,100
  *V Band Systems, Inc......................................        50,700            17,428
  *VTEL Corp................................................       164,500           951,016
  *Valence Technology, Inc..................................        99,700           588,853
  *Vallen Corp..............................................       114,300         2,364,581
  Valley Forge Corp.........................................        22,500           334,688
  *Value City Department Stores, Inc........................       399,100         7,108,969
  Value Line, Inc...........................................         4,000           174,500
  *Valuevision International, Inc. Class A..................       307,300         1,238,803
  *Vans, Inc................................................       141,700         1,403,716
  *Variflex, Inc............................................        65,500           358,203
  Varlen Corp...............................................       100,857         3,422,834
  *Vaughn Communications, Inc...............................        54,500           493,906
  *Vectra Technologies, Inc.................................        58,100             2,324
  *Venture Stores, Inc......................................       266,179            35,269
  *Verity, Inc..............................................       125,000           960,938
  Vermont Financial Services Corp...........................       118,300         3,353,066
  *Versar, Inc..............................................         1,300             6,500
  *Versatility, Inc.........................................         3,500             9,188
  *Vertex Communications Corp...............................        51,200         1,113,600
  *Veterinary Centers of America, Inc.......................       202,500         3,790,547
  *Vicorp Restaurants, Inc..................................        93,600         1,439,100
  *Video Display Corp.......................................        44,400           482,850
  *Video Services Corp......................................        10,000            35,625
  *Video Update, Inc........................................       447,875           804,775
  *Videonics, Inc...........................................        58,000           159,500
  *Viisage Technology, Inc..................................        11,000            35,063
  Virco Manufacturing Corp..................................       102,396         2,726,294
  *Virtualfund.Com, Inc.....................................        27,800           119,019
  Vital Signs, Inc..........................................       194,000         3,425,313
  *Vitalink Pharmacy Services, Inc..........................       238,350         5,169,216
  Vulcan International Corp.................................        12,200           497,150
  *#WFS Financial, Inc......................................       231,600         1,990,313
  *#WHX Corp................................................       372,500         5,121,875
  WICOR, Inc................................................        40,500         1,852,875
  *WLR Foods, Inc...........................................       176,006         1,254,043
  *WPI Group, Inc...........................................        45,800           347,794
  Wackenhut Corp. Class A...................................        16,300           359,619
  Wackenhut Corp. Class B Non-Voting........................        26,000           521,625
  Walbro Corp...............................................       115,752         1,193,693
  *Walker Interactive Systems, Inc..........................        47,600           752,675
  *Wall Data, Inc...........................................       106,700         1,383,766
  *Wall Street Deli, Inc....................................        39,700           138,950
  Walshire Assurance Co.....................................        50,527           378,953
  *#Wandel & Goltermann Technologies, Inc...................        47,900           718,500
  Warren Bancorp, Inc.......................................        72,000           900,000
  *Washington Homes, Inc....................................       104,000           520,000
  Washington Savings Bank FSB Waldorf, MD...................        23,500           167,438
  Watkins-Johnson Co........................................        93,000         2,342,438

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                    SHARES            VALUE+
                                                                ----------    --------------
  Watts Industries, Inc. Class A............................       185,400    $    4,322,138
  Webb (Del) Corp...........................................       311,188         7,546,309
  *Webco Industries, Inc....................................        50,800           431,800
  Webster Financial Corp....................................        87,425         2,926,005
  *Weirton Steel Corp.......................................       468,700         1,904,094
  Wellco Enterprises, Inc...................................         4,800            54,600
  Wellman, Inc..............................................       349,900         8,419,469
  *Wells-Gardner Electronics Corp...........................        45,700           231,356
  Werner Enterprises, Inc...................................       275,625         5,271,328
  Wesbanco, Inc.............................................        40,600         1,045,450
  *West Coast Entertainment Corp............................       136,500           260,203
  West, Inc.................................................       186,800         5,510,600
  *#Westbridge Capital Corp.................................        12,000             4,500
  Westco Bancorp, Inc.......................................        11,400           345,563
  Westcorp, Inc.............................................       408,356         4,951,317
  Westerfed Financial Corp..................................        69,900         1,721,288
  Western Bancorp...........................................        38,412         1,643,313
  *Western Beef, Inc........................................        57,400           473,550
  *Weston (Roy F.), Inc. Class A............................        87,200           332,450
  Weyco Group, Inc..........................................         2,400            61,800
  *White Pine Software, Inc.................................        46,100           113,809
  Whitney Holdings Corp.....................................        90,171         4,948,134
  *Whittaker Corp...........................................       131,900         1,879,575
  *Wickes Lumber Co.........................................        96,600           549,413
  *Williams Clayton Energy, Inc.............................       122,000         1,288,625
  *Wilshire Oil Co. of Texas................................       108,514           664,648
  Windmere Corp.............................................        50,300         1,593,881
  Winnebago Industries, Inc.................................       237,800         2,660,388
  Wiser Oil Co..............................................       100,175         1,045,577
  Wolf (Howard B.), Inc.....................................         5,000            28,750
  Wolohan Lumber Co.........................................        74,478           930,975
  *Wolverine Tube, Inc......................................        21,100           770,150
  *Workgroup Technology Corp................................        82,600           314,913
  *#Worldcorp, Inc..........................................        25,000            15,625
  *Worldtex, Inc............................................       242,700         1,638,225
  Worthington Foods, Inc....................................        23,554           343,005
  *Wyant Corp...............................................           800             4,700
  *Xetel Corp...............................................        74,400           330,150
  *Xicor, Inc...............................................       205,800           443,756
  Xtra Corp.................................................         7,350           385,875
  Yankee Energy Systems, Inc................................       108,800         2,611,200
  Yardville National Bancorp................................        47,970           863,460
  *Yellow Corp..............................................       303,000         5,700,188
  York Financial Corp.......................................        95,261         2,110,627
  *York Research Corp.......................................         3,800            26,006
  *Zale Corp................................................        38,400         1,188,000
                                                                    SHARES            VALUE+
                                                                ----------    --------------

  *Zaring National Corp.....................................        46,000    $      462,875
  *Zemex Corp...............................................       106,528         1,058,622
  Zenith National Insurance Corp............................       188,700         5,401,338
  Ziegler Co., Inc..........................................         1,700            40,588
  *Zing Technologies, Inc...................................        14,600           119,081
  *Zoll Medical Corp........................................        91,000           557,375
  Zurn Industries, Inc......................................       117,900         4,892,850
  *Zygo Corp................................................         7,500           134,766
                                                                              --------------
TOTAL COMMON STOCKS
  (Cost $2,017,939,659).....................................                   2,566,843,605
                                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
  *Amerus Life Holdings, Inc. Class A Warrants 04/03/02.....         3,620            33,485
  *CSF Holdings, Inc. Litigation Rights 12/30/99............        40,500                 0
  *Fusion Systems Corp. Contingent Payment Rights
    03/31/99................................................        64,000             3,742
  *National Mercantile Bancorp Warrants 06/02/99............           165                 0
  *Statesman Group, Inc. Contingent Payment Rights..........        37,500                 0
  *Today's Man, Inc. Warrants 10/14/99......................        43,000            29,563
                                                                              --------------
TOTAL RIGHTS/WARRANTS
  (Cost $37,808)............................................                          66,790
                                                                              --------------

                                                                   FACE
                                                                  AMOUNT
                                                                ----------

                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (1.3%)
  Repurchase Agreements, PNC Capital Markets Inc. 5.25%,
    06/01/98 (Collateralized by U.S. Treasury Notes 5.75%,
    10/31/02, valued at $35,482,781) to be repurchased at
    $34,969,292. (Cost $34,954,000).........................      $34,954         34,954,000
                                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,052,931,467)++...................................                  $2,601,864,395
                                                                              --------------
                                                                              --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Total or Partial Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1998
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value...................................................................  $   2,601,864
Collateral for Securities Loaned.......................................................         96,348
Receivables
  Dividends and Interest...............................................................          1,725
  Investment Securities Sold...........................................................          8,265
  Fund Shares Sold.....................................................................         14,379
Prepaid Expenses and Other Assets......................................................              8
                                                                                         -------------
    Total Assets.......................................................................      2,722,589
                                                                                         -------------

LIABILITIES:
Payable for Securities Loaned..........................................................         96,348
Payable for Investment Securities Purchased............................................          9,985
Accrued Expenses and Other Liabilities.................................................            648
                                                                                         -------------
    Total Liabilities..................................................................        106,981
                                                                                         -------------
NET ASSETS.............................................................................  $   2,615,608
                                                                                         -------------
                                                                                         -------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000).............................................................    126,071,316
                                                                                         -------------
                                                                                         -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $       20.75
                                                                                         -------------
                                                                                         -------------

Investments at Cost....................................................................  $   2,052,931
                                                                                         -------------
                                                                                         -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1998
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends.....................................     $10,054
    Interest......................................       1,308
    Income from Securities Lending................         619
                                                      --------
        Total Investment Income...................      11,981
                                                      --------
EXPENSES
    Investment Advisory Services..................       2,408
    Accounting & Transfer Agent Fees..............         488
    Custodian's Fee...............................         189
    Legal Fees....................................          16
    Audit Fees....................................          23
    Shareholders' Reports.........................          21
    Trustees' Fees and Expenses...................           4
    Other.........................................          21
                                                      --------
        Total Expenses............................       3,170
                                                      --------
    NET INVESTMENT INCOME.........................       8,811
                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net Realized Gain on Investment Securities....     155,665
    Change in Unrealized Appreciation
     (Depreciation) of Investment Securities......      27,489
                                                      --------
    NET GAIN ON INVESTMENT SECURITIES.............     183,154
                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................     $191,965
                                                      --------
                                                      --------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                          SIX MONTHS      YEAR
                                                                             ENDED        ENDED
                                                                            MAY 31,     NOV. 30,
                                                                             1998         1997
                                                                          -----------  -----------
                                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................  $     8,811  $    15,275
    Net Realized Gain on Investment Securities..........................      155,665      201,107
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities........................................................       27,489      300,802
                                                                          -----------  -----------
        Net Increase in Net Assets Resulting from Operations............      191,965      517,184
                                                                          -----------  -----------
Distributions From:
    Net Investment Income...............................................       (5,184)     (12,192)
    Net Realized Gains..................................................     (201,111)     (57,267)
                                                                          -----------  -----------
        Total Distributions.............................................     (206,295)     (69,459)
                                                                          -----------  -----------
Capital Share Transactions (1):
    Shares Issued.......................................................      254,511      578,927
    Shares Issued in Lieu of Cash Distributions.........................      199,854       63,693
    Shares Redeemed.....................................................      (48,695)    (114,290)
                                                                          -----------  -----------
        Net Increase From Capital Share Transactions....................      405,670      528,330
                                                                          -----------  -----------
        Total Increase..................................................      391,340      976,055
NET ASSETS
    Beginning of Period.................................................    2,224,268    1,248,213
                                                                          -----------  -----------
    End of Period.......................................................  $ 2,615,608  $ 2,224,268
                                                                          -----------  -----------
                                                                          -----------  -----------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................       12,387       32,037
    Shares Issued in Lieu of Cash Distributions.........................       11,067        3,798
    Shares Redeemed.....................................................       (2,788)      (5,731)
                                                                          -----------  -----------
                                                                               20,666       30,104
                                                                          -----------  -----------
                                                                          -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS        YEAR         YEAR          YEAR           YEAR        MARCH 2
                                             ENDED         ENDED        ENDED          ENDED         ENDED          TO
                                            MAY 31,       NOV. 30,     NOV. 30,      NOV. 30,       NOV. 30,     NOV. 30,
                                             1998           1997         1996          1995           1994         1993
                                          -----------     --------     --------     -----------     --------     ---------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....    $   21.10     $  16.58      $ 14.02       $   11.15     $  11.04      $  10.00
                                          -----------     --------     --------     -----------     --------     ---------
Income from Investment Operations
  Net Investment Income.................         0.07         0.15         0.15            0.14         0.12          0.08
  Net Gains on Securities (Realized and
    Unrealized).........................         1.53         5.23         2.88            3.06         0.16          1.09
                                          -----------     --------     --------     -----------     --------     ---------
  Total from Investment Operations......         1.60         5.38         3.03            3.20         0.28          1.17
                                          -----------     --------     --------     -----------     --------     ---------
Less Distributions
  Net Investment Income.................        (0.05)       (0.12)       (0.15)          (0.14)       (0.12)        (0.07)
  Net Realized Gains....................        (1.90)       (0.74)       (0.32)          (0.19)       (0.05)        (0.06)
                                          -----------     --------     --------     -----------     --------     ---------
  Total Distributions...................        (1.95)       (0.86)       (0.47)          (0.33)       (0.17)        (0.13)
                                          -----------     --------     --------     -----------     --------     ---------
Net Asset Value, End of Period..........    $   20.75     $  21.10      $ 16.58       $   14.02     $  11.15      $  11.04
                                          -----------     --------     --------     -----------     --------     ---------
                                          -----------     --------     --------     -----------     --------     ---------
Total Return............................         8.63%#      33.93%       22.14%          28.81%        2.52%        11.69%#

Net Assets, End of Period (thousands)...    $2,615,608    $2,224,268   1$,248,213     $ 624,343     $350,277      $ 95,681
Ratio of Expenses to Average Net
  Assets................................         0.26%*       0.28%        0.29%           0.32%        0.32%         0.33%*
Ratio of Net Investment Income to
  Average Net Assets....................         0.73%*       0.86%        1.11%           1.22%        1.50%         1.35%*
Portfolio Turnover Rate.................        25.99%*      25.47%       14.91%          20.62%        8.22%         1.07%*
Average Commission Rate.................    $  0.0522     $ 0.0645      $0.0658             N/A          N/A           N/A

--------------

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The U.S. 6-10 Value Series (the "Series") is presented in this report.

    Effective August 1, 1997, The U.S. Small Cap Value Series changed its name to The U.S. 6-10 Value Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 29, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..................................................  $ 481,156
Sales......................................................    308,306

E. INVESTMENT TRANSACTIONS:

    At May 31, 1998, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................  $  714,890
Gross Unrealized Depreciation.............................    (169,957)
                                                            ----------
Net.......................................................  $  548,933
                                                            ----------
                                                            ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1998.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital..........................................  $ 1,904,037
Undistributed Net Investment Income......................        7,128
Undistributed Net Realized Gain..........................      155,510
Unrealized Appreciation of Investment Securities.........      548,933
                                                           -----------
                                                           $ 2,615,608
                                                           -----------
                                                           -----------

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1998 was reinvested into overnight repurchase agreements with Swiss Bank Corp., UBS Securities Inc., Salomon Brothers and Barclays De Zoette Wedd, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 1998, the market value of securities on loan to brokers was $85,020,027, the related collateral cash received was $96,348,244 and the value of collateral on overnight repurchase agreements was $98,171,052.